Quarterly Holdings Report
for

Fidelity ZERO℠ International Index Fund

January 31, 2020

IID-QTLY-0320
1.9891456.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Australia - 4.2%
AGL Energy Ltd.	41,714	$553,596
ALS Ltd.	28,379	181,362
Alumina Ltd.	148,760	214,250
AMP Ltd.	170,861	206,178
Ansell Ltd.	8,963	189,453
APA Group unit	72,884	547,258
Aristocrat Leisure Ltd.	40,267	960,335
ASX Ltd.	12,290	695,316
Atlas Arteria Ltd. unit	50,312	270,952
Aurizon Holdings Ltd.	120,315	431,270
Australia & New Zealand Banking Group Ltd.	181,978	3,097,697
Bank of Queensland Ltd.	22,855	116,197
Beach Energy Ltd.	101,025	176,224
Bendigo & Adelaide Bank Ltd.	30,256	208,913
BHP Billiton Ltd.	184,216	4,724,018
BlueScope Steel Ltd.	35,271	330,100
Boral Ltd.	68,983	227,337
Brambles Ltd.	100,945	843,136
Caltex Australia Ltd.	16,517	376,654
Carsales.com Ltd.	15,185	172,843
Challenger Ltd.	34,470	204,076
Charter Hall Group unit	29,499	251,699
Cimic Group Ltd.	5,134	99,339
Coca-Cola Amatil Ltd.	33,535	266,466
Cochlear Ltd.	3,582	570,492
Coles Group Ltd.	72,352	793,922
Commonwealth Bank of Australia	110,168	6,237,438
Computershare Ltd.	29,296	345,929
Crown Ltd.	24,018	186,708
CSL Ltd.	28,529	5,867,521
DEXUS Property Group unit	63,330	534,387
Downer EDI Ltd.	42,866	209,981
Evolution Mining Ltd.	88,025	222,160
Fortescue Metals Group Ltd.	106,744	790,741
Goodman Group unit	101,959	1,009,385
Iluka Resources Ltd.	25,815	165,115
Incitec Pivot Ltd.	105,793	229,703
Insurance Australia Group Ltd.	146,945	690,950
Lendlease Group unit	37,024	444,668
Link Administration Holdings Ltd.	36,627	165,045
Macquarie Group Ltd.	19,806	1,892,469
Magellan Financial Group Ltd.	8,314	366,143
Medibank Private Ltd.	168,443	346,105
Mirvac Group unit	237,435	535,644
National Australia Bank Ltd.	171,712	2,933,206
Newcrest Mining Ltd.	48,220	965,366
Northern Star Resources Ltd.	46,070	396,854
Orica Ltd.	22,714	343,169
Origin Energy Ltd.	111,476	603,048
Orora Ltd.	72,432	154,629
OZ Minerals Ltd.	22,451	149,962
Qantas Airways Ltd.	53,357	226,223
QBE Insurance Group Ltd.	86,945	791,471
Qube Holdings Ltd.	101,700	231,817
Ramsay Health Care Ltd.	7,689	404,460
realestate.com.au Ltd.	3,012	227,903
Reliance Worldwide Corp. Ltd.	45,118	134,222
Rio Tinto Ltd.	23,179	1,504,047
Santos Ltd.	111,217	638,321
Scentre Group unit	324,624	832,931
SEEK Ltd.	20,593	308,738
Sonic Healthcare Ltd.	28,428	595,872
South32 Ltd.	312,189	535,684
Spark Infrastructure Group unit	123,287	180,468
Stockland Corp. Ltd. unit	147,702	482,876
Suncorp Group Ltd.	79,749	681,269
Sydney Airport unit	67,884	377,578
Tabcorp Holdings Ltd.	132,765	413,262
Telstra Corp. Ltd.	262,202	668,602
The GPT Group unit	112,636	449,428
The Star Entertainment Group Ltd.	50,884	140,519
Transpacific Industries Group Ltd.	119,486	161,374
Transurban Group unit	163,376	1,702,995
Treasury Wine Estates Ltd.	46,259	397,344
Vicinity Centres unit	191,756	323,663
Washington H. Soul Pattinson & Co. Ltd.	6,897	98,261
Wesfarmers Ltd.	70,502	2,115,201
Westpac Banking Corp.	215,947	3,608,784
Whitehaven Coal Ltd.	65,038	107,573
Woodside Petroleum Ltd.	59,030	1,352,410
Woolworths Group Ltd.	82,837	2,300,702
WorleyParsons Ltd.	18,404	183,959

TOTAL AUSTRALIA		64,673,366

Austria - 0.2%
ams AG (a)	3,609	147,890
Andritz AG	4,437	174,986
BAWAG Group AG (b)	3,470	150,550
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	4,941	217,823
Erste Group Bank AG	18,869	693,928
IMMOFINANZ Immobilien Anlagen AG	6,434	178,747
Lenzing AG	573	45,374
Oesterreichische Post AG	1,513	57,555
OMV AG	8,989	448,517
Raiffeisen International Bank-Holding AG	9,546	218,092
S&T AG	3,828	103,419
Verbund AG	4,148	219,528
Voestalpine AG	6,418	156,024
Wienerberger AG	6,783	192,731

TOTAL AUSTRIA		3,005,164

Bailiwick of Jersey - 0.4%
Experian PLC	57,177	1,990,216
Ferguson PLC	14,588	1,310,030
Glencore Xstrata PLC	762,713	2,230,628
Polymetal International PLC	14,200	241,139
WPP PLC	79,499	988,455

TOTAL BAILIWICK OF JERSEY		6,760,468

Belgium - 0.8%
Ackermans & Van Haaren SA	1,881	301,445
Ageas	12,253	676,334
Anheuser-Busch InBev SA NV	62,685	4,728,961
Cofinimmo SA	1,182	188,507
Colruyt NV	3,161	158,283
Galapagos Genomics NV (a)	3,172	708,939
Groupe Bruxelles Lambert SA	4,813	484,250
KBC Groep NV	21,624	1,589,054
Proximus	8,953	255,382
Sofina SA	902	206,575
Solvay SA Class A	4,736	491,315
Telenet Group Holding NV	3,662	170,495
UCB SA	8,432	776,923
Umicore SA	13,262	611,421
Warehouses de Pauw	7,945	227,246

TOTAL BELGIUM		11,575,130

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	220,000	306,500
Alibaba Pictures Group Ltd. (a)	700,000	99,022
Beijing Enterprises Water Group Ltd.	296,000	131,637
Brilliance China Automotive Holdings Ltd.	190,000	168,399
Cheung Kong Infrastructure Holdings Ltd.	42,500	296,515
China Gas Holdings Ltd.	141,800	560,169
China Resource Gas Group Ltd.	52,000	274,069
Credicorp Ltd. (United States)	4,197	867,016
GasLog Ltd.	871	5,644
Golar LNG Ltd.	6,266	60,279
Haier Electronics Group Co. Ltd.	81,000	243,301
Hiscox Ltd.	17,262	299,291
Hongkong Land Holdings Ltd.	73,839	391,934
Jardine Matheson Holdings Ltd.	20,061	1,118,240
Jardine Strategic Holdings Ltd.	11,592	354,718
Kunlun Energy Co. Ltd.	226,000	175,054
NWS Holdings Ltd.	113,000	145,200
Shenzhen International Holdings Ltd.	68,799	137,430
Ship Finance International Ltd. (NY Shares)	4,424	58,574

TOTAL BERMUDA		5,692,992

Brazil - 1.2%
Ambev SA	278,300	1,159,962
Atacadao Distribuicao Comercio e Industria Ltda	23,100	121,849
B2W Companhia Global do Varejo (a)	10,368	172,372
Banco Bradesco SA	77,300	565,861
Banco do Brasil SA	73,700	835,333
BB Seguridade Participacoes SA	41,300	335,407
BM&F BOVESPA SA	130,400	1,467,632
BR Malls Participacoes SA	47,700	204,941
Brasil Foods SA (a)	45,900	327,428
CCR SA	77,600	330,506
Centrais Eletricas Brasileiras SA (Electrobras)	19,300	176,749
Centrais Eletricas Brasileiras SA (Electrobras) (a)	3,951	36,146
Centrais Eletricas Brasileiras SA (Electrobras)	2,129	20,318
Centrais Eletricas Brasileiras SA (Electrobras) rights 12/17/19 (a)	3,951	489
Cielo SA	69,900	115,396
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	22,200	316,210
Companhia Siderurgica Nacional SA (CSN)	40,500	121,994
Compania de Saneamento do Parana unit	3,800	89,973
Cosan SA Industria e Comercio	11,400	212,156
CPFL Energia SA	14,700	131,362
CVC Brasil Operadora e Agencia de Viagens SA	10,600	90,342
Drogasil SA	16,700	484,396
Embraer SA	48,200	204,163
ENGIE Brasil Energia SA	15,850	192,638
Equatorial Energia SA	57,200	318,416
Estacio Participacoes SA	18,200	224,005
Hypermarcas SA	27,600	229,237
IRB Brasil Resseguros SA	16,900	176,908
JBS SA	62,300	401,213
Klabin SA unit	51,800	250,981
Kroton Educacional SA	95,200	258,307
Localiza Rent A Car SA	32,130	402,356
Lojas Americanas SA	483	3,107
Lojas Renner SA	47,600	638,542
M. Dias Branco SA	5,300	50,852
Magazine Luiza SA	42,120	548,801
Multiplan Empreendimentos Imobiliarios SA	19,900	161,148
Natura & Co. Holding SA	35,000	388,853
Notre Dame Intermedica Participacoes SA	20,400	334,443
Oi SA (a)	309,500	70,824
Petrobras Distribuidora SA	22,900	154,000
Petroleo Brasileiro SA - Petrobras (ON)	151,600	1,074,361
Rumo SA (a)	66,700	361,332
Sul America SA unit	15,700	230,958
Suzano Papel e Celulose SA	35,100	325,134
Terna Participacoes SA unit	20,100	145,308
TIM Participacoes SA	59,400	232,324
Ultrapar Participacoes SA	54,400	320,867
Vale SA	196,400	2,305,382
Weg SA	44,600	410,425

TOTAL BRAZIL		17,731,707

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	6,801	160,096
Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	14,968	925,179
Air Canada (a)	17,698	592,831
Algonquin Power & Utilities Corp.	30,769	471,044
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	54,931	1,835,876
AltaGas Ltd.	17,122	275,706
ARC Resources Ltd.	22,913	121,542
ATCO Ltd. Class I (non-vtg.)	4,360	170,064
Aurora Cannabis, Inc. (a)(d)	56,233	106,228
B2Gold Corp.	65,342	282,915
Bank of Montreal	40,175	3,063,974
Bank of Nova Scotia	76,602	4,183,763
Barrick Gold Corp. (Canada)	109,742	2,032,474
Bausch Health Cos., Inc. (Canada) (a)	19,915	546,406
BCE, Inc.	18,752	883,614
BlackBerry Ltd. (a)	30,091	183,265
Bombardier, Inc. Class B (sub. vtg.) (a)	122,821	114,153
Brookfield Asset Management, Inc. (Canada) Class A	55,243	3,380,367
CAE, Inc.	16,389	486,072
Cameco Corp.	25,172	202,951
Canada Goose Holdings, Inc. (a)(d)	3,777	113,310
Canadian Apartment Properties (REIT) unit	4,149	177,447
Canadian Imperial Bank of Commerce	28,120	2,293,117
Canadian National Railway Co.	45,651	4,266,026
Canadian Natural Resources Ltd.	75,775	2,131,136
Canadian Pacific Railway Ltd.	8,872	2,356,772
Canadian Tire Ltd. Class A (non-vtg.)	3,857	413,650
Canadian Utilities Ltd. Class A (non-vtg.)	7,602	232,644
Capital Power Corp.	6,000	164,168
CCL Industries, Inc. Class B	9,330	393,462
Cenovus Energy, Inc. (Canada)	62,544	544,436
CGI Group, Inc. Class A (sub. vtg.) (a)	15,633	1,196,986
CI Financial Corp.	13,904	243,640
Constellation Software, Inc.	1,259	1,323,358
Cronos Group, Inc. (a)(d)	8,760	63,082
Descartes Systems Group, Inc. (Canada) (a)	4,365	195,689
Dollarama, Inc.	18,821	641,257
Element Financial Corp.	24,279	233,177
Emera, Inc.	15,227	678,392
Empire Co. Ltd. Class A (non-vtg.)	9,710	225,251
Enbridge, Inc.	126,627	5,148,707
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,710	765,158
Finning International, Inc.	11,360	196,487
First Capital Realty, Inc. unit	9,854	161,354
First Quantum Minerals Ltd.	41,651	326,057
FirstService Corp.	2,211	217,541
Fortis, Inc.	28,586	1,246,776
Franco-Nevada Corp.	11,853	1,347,323
George Weston Ltd.	5,060	407,775
Gildan Activewear, Inc.	13,615	377,257
Great Canadian Gaming Corp. (a)	2,830	85,216
Great-West Lifeco, Inc.	16,723	433,302
H&R (REIT) unit	8,822	142,589
Husky Energy, Inc.	20,911	136,046
Hydro One Ltd. (b)	20,742	421,611
iA Financial Corp, Inc.	6,410	352,758
Imperial Oil Ltd.	15,305	362,907
Intact Financial Corp.	8,982	973,061
Inter Pipeline Ltd.	24,393	406,427
Keyera Corp.	13,199	344,387
Kinross Gold Corp. (a)	75,490	382,755
Kirkland Lake Gold Ltd.	11,402	467,573
Loblaw Companies Ltd.	11,814	618,106
Lundin Mining Corp.	40,309	211,383
Magna International, Inc. Class A (sub. vtg.)	19,282	977,504
Manulife Financial Corp.	123,974	2,415,029
Methanex Corp.	4,868	157,840
Metro, Inc. Class A (sub. vtg.)	15,970	651,036
National Bank of Canada	21,152	1,173,637
Nutrien Ltd.	38,755	1,654,277
Onex Corp. (sub. vtg.)	4,888	313,580
Open Text Corp.	17,314	779,222
Parkland Fuel Corp.	7,933	276,043
Pembina Pipeline Corp.	32,940	1,261,447
Power Corp. of Canada (sub. vtg.)	23,457	585,273
Power Financial Corp.	14,966	388,456
PrairieSky Royalty Ltd.	15,722	172,379
Quebecor, Inc. Class B (sub. vtg.)	12,580	312,171
Restaurant Brands International, Inc.	16,220	989,574
RioCan (REIT)	9,077	186,286
Ritchie Bros. Auctioneers, Inc.	6,292	265,629
Rogers Communications, Inc. Class B (non-vtg.)	22,930	1,148,059
Royal Bank of Canada	89,827	7,098,464
Saputo, Inc.	14,570	447,647
Shaw Communications, Inc. Class B	29,513	576,701
Shopify, Inc. Class A (a)	6,149	2,863,694
SNC-Lavalin Group, Inc.	10,527	242,135
Stantec, Inc.	6,783	201,686
Sun Life Financial, Inc.	37,535	1,764,718
Suncor Energy, Inc.	101,428	3,100,168
TC Energy Corp.	57,354	3,145,066
Teck Resources Ltd. Class B (sub. vtg.)	31,289	404,293
TELUS Corp.	11,769	471,774
The Stars Group, Inc. (a)	13,194	314,845
The Toronto-Dominion Bank	115,042	6,357,996
Thomson Reuters Corp.	11,441	919,758
Toromont Industries Ltd.	6,013	309,646
Tourmaline Oil Corp.	15,673	158,104
TransForce, Inc.	4,956	158,709
Vermilion Energy, Inc.	10,466	151,051
Waste Connection, Inc. (Canada)	16,779	1,617,169
West Fraser Timber Co. Ltd.	3,757	150,518
Wheaton Precious Metals Corp.	27,013	795,244
WSP Global, Inc.	4,054	288,105
Yamana Gold, Inc.	54,076	220,243

TOTAL CANADA		98,743,156

Cayman Islands - 4.4%
58.com, Inc. ADR (a)	5,858	325,822
AAC Technology Holdings, Inc.	47,500	334,107
Agile Property Holdings Ltd.	96,000	126,330
Airtac International Group	11,000	165,338
Alibaba Group Holding Ltd. sponsored ADR (a)	83,472	17,244,480
Anta Sports Products Ltd.	56,000	487,546
ASM Pacific Technology Ltd.	15,300	206,164
Autohome, Inc. ADR Class A (a)(d)	3,205	245,118
Baidu.com, Inc. sponsored ADR (a)	17,399	2,149,820
BeiGene Ltd. ADR (a)	1,678	255,660
Chailease Holding Co. Ltd.	79,890	329,468
Cheung Kong Property Holdings Ltd.	168,000	1,073,344
China Biologic Products Holdings, Inc. (a)(d)	1,708	197,957
China Conch Venture Holdings Ltd.	114,500	509,137
China Mengniu Dairy Co. Ltd.	165,000	605,143
China Resources Cement Holdings Ltd.	152,000	170,050
China Resources Land Ltd.	176,000	732,147
CIFI Holdings Group Co. Ltd.	232,171	159,423
CK Hutchison Holdings Ltd.	175,500	1,550,667
Country Garden Holdings Co. Ltd.	452,647	572,422
Ctrip.com International Ltd. ADR (a)	24,881	799,427
ENN Energy Holdings Ltd.	49,800	578,920
Evergrande Real Estate Group Ltd.	192,000	424,256
Geely Automobile Holdings Ltd.	354,000	560,951
Hengan International Group Co. Ltd.	44,500	324,144
Huazhu Group Ltd. ADR	6,079	209,726
iQIYI, Inc. ADR (a)(d)	8,168	181,656
JD.com, Inc. sponsored ADR (a)	51,663	1,947,178
Kingboard Chemical Holdings Ltd.	47,500	124,993
Kingsoft Corp. Ltd. (a)	53,000	160,171
Li Ning Co. Ltd.	119,000	347,525
Longfor Properties Co. Ltd. (b)	93,500	394,584
Meituan Dianping Class B (a)	234,400	2,967,466
Melco Crown Entertainment Ltd. sponsored ADR	14,236	287,140
Minth Group Ltd.	40,000	122,348
Momo, Inc. ADR	8,990	275,094
NetEase, Inc. ADR	4,634	1,486,402
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,395	898,862
PagSeguro Digital Ltd. (a)	9,793	318,175
Parade Technologies Ltd.	3,000	62,077
Ping An Healthcare and Technology Co. Ltd. (a)(b)	28,700	244,043
Sands China Ltd.	146,800	707,915
Semiconductor Manufacturing International Corp. (a)	199,500	364,275
Shenzhou International Group Holdings Ltd.	45,800	605,468
Shimao Property Holdings Ltd.	64,000	206,528
Silergy Corp.	5,000	179,042
Silicon Motion Technology Corp. sponsored ADR	1,818	83,428
SINA Corp. (a)	3,885	150,505
Sino Biopharmaceutical Ltd.	409,000	540,116
StoneCo Ltd. Class A (a)(d)	5,055	219,589
Sunac China Holdings Ltd.	144,000	694,522
Sunny Optical Technology Group Co. Ltd.	42,300	672,165
TAL Education Group ADR (a)	23,531	1,174,197
Tencent Holdings Ltd.	346,100	16,505,580
Tingyi (Cayman Islands) Holding Corp.	116,000	195,698
Tongcheng-Elong Holdings Ltd. (a)	66,800	93,463
Vipshop Holdings Ltd. ADR (a)	26,537	337,816
Want Want China Holdings Ltd.	393,000	324,402
Weibo Corp. sponsored ADR (a)(d)	3,725	158,760
WH Group Ltd. (b)	600,500	565,131
Wharf Real Estate Investment Co. Ltd.	68,000	351,169
Wuxi Biologics (Cayman), Inc. (a)(b)	29,500	373,112
Wynn Macau Ltd.	90,800	188,470
Xiaomi Corp. Class B (a)(b)	831,400	1,218,475
Xinyi Glass Holdings Ltd.	150,000	187,993
YY, Inc. ADR (a)	3,705	224,264
Zall Smart Commerce Ltd. (a)	173,000	15,359
Zhen Ding Technology Holding Ltd.	27,000	103,852
ZTO Express (Cayman), Inc. sponsored ADR	23,295	505,967

TOTAL CAYMAN ISLANDS		67,102,542

Chile - 0.2%
Aguas Andinas SA	146,285	54,836
Banco de Chile	2,079,483	204,752
Banco de Credito e Inversiones	3,344	139,614
Banco Santander Chile	3,943,728	195,092
Cencosud SA	96,773	119,712
Colbun SA	270,888	39,433
Compania Cervecerias Unidas SA	6,104	53,886
Compania de Petroleos de Chile SA (COPEC)	19,246	175,193
CorpBanca SA	8,841,732	42,977
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	7,946	52,126
Empresas CMPC SA	62,001	142,161
Enel Chile SA	1,784,419	169,233
Enersis SA	1,886,951	371,826
LATAM Airlines Group SA	18,911	157,092
Parque Arauco SA	42,537	97,267
S.A.C.I. Falabella	43,909	172,278

TOTAL CHILE		2,187,478

China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	1,724,000	665,600
Air China Ltd. (H Shares)	100,000	82,067
Anhui Conch Cement Co. Ltd. (H Shares)	74,500	475,511
Bank Communications Co. Ltd. (H Shares)	1,333,000	853,874
Bank of China Ltd. (H Shares)	4,713,000	1,823,116
BYD Co. Ltd. (H Shares) (d)	41,500	216,042
CGN Power Co. Ltd. (H Shares) (b)	723,000	177,425
China Cinda Asset Management Co. Ltd. (H Shares)	604,000	120,802
China CITIC Bank Corp. Ltd. (H Shares)	727,000	379,500
China Communications Construction Co. Ltd. (H Shares)	284,000	200,701
China Communications Services Corp. Ltd. (H Shares)	168,000	112,762
China Construction Bank Corp. (H Shares)	6,767,000	5,126,249
China Huarong Asset Management Co. Ltd. (b)	420,000	55,139
China International Capital Corp. Ltd. (H Shares) (b)	69,600	120,534
China Life Insurance Co. Ltd. (H Shares)	466,000	1,112,824
China Longyuan Power Grid Corp. Ltd. (H Shares)	210,000	124,165
China Merchants Bank Co. Ltd. (H Shares)	235,000	1,133,067
China Minsheng Banking Corp. Ltd. (H Shares)	418,000	291,816
China National Building Materials Co. Ltd. (H Shares)	246,000	235,163
China Oilfield Services Ltd. (H Shares)	108,000	156,706
China Pacific Insurance (Group) Co. Ltd. (H Shares)	162,200	541,020
China Petroleum & Chemical Corp. (H Shares)	1,562,000	822,583
China Railway Construction Corp. Ltd. (H Shares)	131,500	128,310
China Railway Group Ltd. (H Shares)	203,000	111,339
China Shenhua Energy Co. Ltd. (H Shares)	199,500	350,589
China Telecom Corp. Ltd. (H Shares)	818,000	318,273
China Tower Corp. Ltd. (H Shares) (b)	2,804,000	579,613
China Vanke Co. Ltd. (H Shares)	84,600	298,246
CITIC Securities Co. Ltd. (H Shares)	134,000	257,445
CRRC Corp. Ltd. (H Shares)	293,000	193,191
Dongfeng Motor Group Co. Ltd. (H Shares)	168,000	125,543
GF Securities Co. Ltd. (H Shares)	117,600	128,448
Great Wall Motor Co. Ltd. (H Shares)	180,000	118,937
Guangzhou Automobile Group Co. Ltd. (H Shares)	170,000	170,382
Guangzhou R&F Properties Co. Ltd. (H Shares)	73,200	110,420
Haitong Securities Co. Ltd. (H Shares)	202,400	195,594
Huaneng Power International, Inc. (H Shares)	292,000	137,806
Huatai Securities Co. Ltd. (H Shares) (b)	101,400	159,155
Industrial & Commercial Bank of China Ltd. (H Shares)	4,877,000	3,237,223
New China Life Insurance Co. Ltd. (H Shares)	49,400	184,271
People's Insurance Co. of China Group (H Shares)	441,000	157,789
PetroChina Co. Ltd. (H Shares)	1,288,000	567,934
PICC Property & Casualty Co. Ltd. (H Shares)	438,000	468,419
Ping An Insurance Group Co. of China Ltd. (H Shares)	315,000	3,561,976
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	497,000	309,256
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	152,000	181,253
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	69,200	128,870
Sinopharm Group Co. Ltd. (H Shares)	71,600	232,981
TravelSky Technology Ltd. (H Shares)	60,000	129,841
Weichai Power Co. Ltd. (H Shares)	122,000	213,589
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	29,100	97,987
Zijin Mining Group Co. Ltd. (H Shares)	378,000	165,868

TOTAL CHINA		27,847,214

Colombia - 0.0%
Bancolombia SA	10,504	130,348
Grupo de Inversiones Suramerica SA	15,270	142,877
Interconexion Electrica SA ESP	27,943	153,605
Inversiones Argos SA	23,729	121,282

TOTAL COLOMBIA		548,112

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	8,513	186,420
Komercni Banka A/S	5,299	182,563
MONETA Money Bank A/S (b)	17,004	62,247

TOTAL CZECH REPUBLIC		431,230

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	132	148,889
Series B	488	583,533
Ambu A/S Series B	10,288	188,570
Carlsberg A/S Series B	6,686	978,802
Christian Hansen Holding A/S	6,262	466,036
Coloplast A/S Series B	7,507	948,138
Danske Bank A/S	42,803	717,205
DSV A/S	11,561	1,258,723
Genmab A/S (a)	3,981	916,388
GN Store Nord A/S	8,616	428,249
H Lundbeck A/S	4,089	174,049
ISS Holdings A/S	9,254	224,830
Novo Nordisk A/S Series B	110,629	6,734,175
Novozymes A/S Series B	13,992	730,760
ORSTED A/S (b)	10,440	1,140,391
Pandora A/S	6,705	347,694
Royal Unibrew A/S	2,620	249,716
SimCorp A/S	2,385	264,945
The Drilling Co. of 1972 A/S (a)	772	43,080
Tryg A/S	8,123	246,418
Vestas Wind Systems A/S	13,030	1,293,456
William Demant Holding A/S (a)	7,026	228,364

TOTAL DENMARK		18,312,411

Egypt - 0.0%
Commercial International Bank SAE	85,736	461,781
Elsewedy Electric Co.	25,074	17,790

TOTAL EGYPT		479,571

Finland - 0.8%
Elisa Corp. (A Shares)	9,099	548,358
Fortum Corp.	27,256	660,790
Huhtamaki Oyj	5,440	242,476
Kesko Oyj	4,419	299,150
Kone OYJ (B Shares)	25,279	1,633,358
Metso Corp.	8,134	289,665
Neste Oyj	24,325	967,958
Nokia Corp.	355,620	1,384,323
Nokian Tyres PLC	8,667	233,671
Nordea Bank ABP:
(Helsinki Stock Exchange)	2,295	18,135
(Stockholm Stock Exchange)	201,724	1,591,272
Orion Oyj (B Shares)	6,609	312,759
Sampo Oyj (A Shares)	30,632	1,386,624
Stora Enso Oyj (R Shares)	36,895	481,200
UPM-Kymmene Corp.	33,359	1,055,519
Wartsila Corp.	29,665	364,367

TOTAL FINLAND		11,469,625

France - 5.9%
Accor SA	12,674	520,497
Aeroports de Paris	1,960	371,709
Air Liquide SA	29,303	4,236,909
Alstom SA	9,829	520,940
Arkema SA	4,702	432,929
Atos Origin SA	6,014	501,171
AXA SA	122,067	3,245,955
BNP Paribas SA	71,792	3,809,825
Bouygues SA	14,169	561,466
Bureau Veritas SA	16,043	443,211
Capgemini SA	10,154	1,265,206
Carrefour SA	34,514	585,841
Compagnie de St. Gobain	34,605	1,305,590
Covivio	4,079	484,953
Credit Agricole SA	76,838	1,038,093
Danone SA	40,370	3,230,588
Dassault Systemes SA	8,482	1,474,071
Edenred SA	15,344	830,272
EDF SA	27,985	346,215
Eiffage SA	4,656	540,901
ENGIE	114,751	1,980,237
Essilor International SA	16,548	2,463,831
Gecina SA	3,430	648,209
Groupe Eurotunnel SA	29,496	521,765
Hermes International SCA	2,228	1,671,854
Kering SA	4,663	2,870,183
Klepierre SA	13,173	448,950
L'Oreal SA	15,380	4,296,706
Legrand SA	16,730	1,343,339
LVMH Moet Hennessy Louis Vuitton SE	16,816	7,322,903
Michelin CGDE Series B	11,359	1,322,758
Orange SA	135,209	1,911,311
Pernod Ricard SA	13,008	2,257,751
Peugeot Citroen SA	35,797	738,829
Publicis Groupe SA	13,307	589,888
Renault SA	12,555	490,756
Rubis SCA	5,873	363,776
Safran SA	20,852	3,375,227
Sanofi SA	72,033	6,946,749
Schneider Electric SA	33,495	3,340,341
SCOR SE	9,593	408,861
Societe Generale Series A	47,816	1,547,312
Sodexo SA	5,667	594,560
SR Teleperformance SA	3,604	906,523
Thales SA	6,709	738,258
Total SA	157,788	7,682,813
Ubisoft Entertainment SA (a)	4,037	306,173
Valeo SA	14,502	432,966
Veolia Environnement SA	34,938	1,033,796
VINCI SA	32,543	3,616,400
Vivendi SA	46,326	1,272,116
Worldline SA (a)(b)	2,201	155,615

TOTAL FRANCE		89,347,098

Germany - 4.8%
adidas AG	10,933	3,465,395
Allianz SE	26,024	6,229,845
BASF AG	57,657	3,891,659
Bayer AG	61,745	4,955,381
Bayerische Motoren Werke AG (BMW)	20,069	1,432,049
Beiersdorf AG	6,081	689,426
Brenntag AG	10,034	521,690
Commerzbank AG	62,705	361,624
Continental AG	6,924	790,148
Covestro AG (b)	10,091	426,953
Daimler AG (Germany)	62,659	2,905,112
Delivery Hero AG (a)(b)	7,005	540,870
Deutsche Bank AG	121,456	1,115,861
Deutsche Borse AG	11,976	1,953,116
Deutsche Lufthansa AG	14,789	226,836
Deutsche Post AG	61,012	2,136,534
Deutsche Telekom AG	202,108	3,273,302
Deutsche Wohnen AG (Bearer)	22,455	951,322
E.ON AG	138,097	1,564,775
Evonik Industries AG	8,844	242,955
Fresenius Medical Care AG & Co. KGaA	13,516	1,039,178
Fresenius SE & Co. KGaA	25,988	1,329,414
GEA Group AG	10,731	322,404
Hannover Reuck SE	3,685	717,242
HeidelbergCement Finance AG	9,445	641,907
Henkel AG & Co. KGaA	5,994	555,078
Hugo Boss AG	4,280	203,160
Infineon Technologies AG	71,597	1,538,115
K&S AG	14,280	139,368
KION Group AG	4,176	262,600
Knorr-Bremse AG	3,071	335,514
Lanxess AG	5,386	324,472
LEG Immobilien AG	4,036	498,417
Merck KGaA	8,060	1,036,024
MTU Aero Engines Holdings AG	3,285	999,702
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,245	2,730,418
OSRAM Licht AG	2,007	100,720
OSRAM Licht AG (a)	5,338	241,185
ProSiebenSat.1 Media AG	14,699	195,379
Puma AG	5,401	433,674
Rheinmetall AG	2,818	302,279
RWE AG	34,281	1,191,526
SAP SE	67,775	8,826,426
Scout24 AG (b)	6,892	475,048
Siemens AG	53,337	6,578,489
Symrise AG	7,648	788,318
TAG Immobilien AG	9,572	252,657
Thyssenkrupp AG	26,441	327,407
TUI AG (GB)	28,868	296,728
Uniper SE	11,268	370,030
United Internet AG	7,106	230,911
Vonovia SE	32,549	1,860,515
Wirecard AG	7,315	1,080,612

TOTAL GERMANY		73,899,770

Greece - 0.1%
Alpha Bank AE (a)	80,178	161,303
EFG Eurobank Ergasias SA (a)	111,963	103,498
Greek Organization of Football Prognostics SA	14,380	179,417
Hellenic Telecommunications Organization SA	14,453	216,393
Jumbo SA	8,343	169,974
Motor Oil (HELLAS) Corinth Refineries SA	4,141	88,177
Mytilineos SA	5,882	60,537
National Bank of Greece SA (a)	34,677	110,914

TOTAL GREECE		1,090,213

Hong Kong - 2.1%
AIA Group Ltd.	757,600	7,507,019
Bank of East Asia Ltd.	88,306	190,474
Beijing Enterprises Holdings Ltd.	32,500	142,103
BOC Hong Kong (Holdings) Ltd.	228,000	753,673
China Everbright International Ltd.	257,185	182,414
China Jinmao Holdings Group Ltd.	278,000	185,849
China Merchants Holdings International Co. Ltd.	106,000	163,056
China Mobile Ltd.	346,000	2,844,002
China Overseas Land and Investment Ltd.	236,000	758,605
China Resources Beer Holdings Co. Ltd.	84,000	388,646
China Resources Pharmaceutical Group Ltd. (b)	89,000	74,463
China Resources Power Holdings Co. Ltd.	90,000	120,825
China Taiping Insurance Group Ltd.	96,000	199,421
China Unicom Ltd.	372,000	310,330
CITIC Pacific Ltd.	397,000	448,923
CLP Holdings Ltd.	111,500	1,159,550
CNOOC Ltd.	1,008,000	1,509,014
CSPC Pharmaceutical Group Ltd.	286,000	627,331
Evergrande Health Industry Group Ltd. (a)(d)	130,000	118,248
Far East Horizon Ltd.	155,000	136,945
Fosun International Ltd.	159,000	210,271
Galaxy Entertainment Group Ltd.	159,000	1,040,589
Guangdong Investment Ltd.	184,000	373,459
Hang Lung Properties Ltd.	127,000	265,294
Hang Seng Bank Ltd.	47,000	950,027
Henderson Land Development Co. Ltd.	105,500	473,659
Hong Kong & China Gas Co. Ltd.	605,200	1,158,159
Hong Kong Exchanges and Clearing Ltd.	75,090	2,467,265
Hysan Development Co. Ltd.	47,000	175,450
Lenovo Group Ltd.	356,000	232,291
Link (REIT)	134,500	1,360,133
MTR Corp. Ltd.	101,954	571,825
New World Development Co. Ltd.	345,000	430,951
Power Assets Holdings Ltd.	82,000	591,992
Sino Land Ltd.	210,576	286,981
Sun Art Retail Group Ltd.	141,500	168,123
Sun Hung Kai Properties Ltd.	96,500	1,344,280
Swire Pacific Ltd. (A Shares)	30,500	267,814
Swire Properties Ltd.	66,200	205,512
Techtronic Industries Co. Ltd.	93,000	742,056
Vitasoy International Holdings Ltd.	58,000	209,060
Wharf Holdings Ltd.	81,000	200,090
Wheelock and Co. Ltd.	49,000	298,271

TOTAL HONG KONG		31,844,443

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	27,062	229,519
OTP Bank PLC	14,050	652,153
Richter Gedeon PLC	9,917	213,204

TOTAL HUNGARY		1,094,876

India - 1.9%
Adani Ports & Special Economic Zone Ltd. (a)	45,124	232,380
Asian Paints Ltd.	17,608	441,243
Aurobindo Pharma Ltd.	14,334	95,181
Axis Bank Ltd.	114,479	1,165,299
Bajaj Finance Ltd.	11,508	699,524
Bajaj Finserv Ltd.	2,216	291,339
Bharat Petroleum Corp. Ltd.	50,412	322,471
Bharti Airtel Ltd. (a)	95,824	656,186
Dr. Reddy's Laboratories Ltd.	5,299	231,254
Eicher Motors Ltd.	802	226,643
Grasim Industries Ltd.	19,573	212,757
HDFC Bank Ltd.	253,257	4,326,110
Hindustan Unilever Ltd.	45,371	1,287,116
Housing Development Finance Corp. Ltd.	108,262	3,648,730
ICICI Bank Ltd.	199,510	1,466,011
Indian Oil Corp. Ltd.	133,499	211,464
IndusInd Bank Ltd.	17,391	304,813
Infosys Ltd.	239,148	2,604,397
ITC Ltd.	178,488	585,940
JSW Steel Ltd.	69,816	242,701
Kotak Mahindra Bank Ltd.	52,051	1,228,068
Larsen & Toubro Ltd.	21,382	408,442
Mahindra & Mahindra Ltd.	35,719	282,541
Maruti Suzuki India Ltd.	7,375	710,241
Reliance Industries Ltd.	194,989	3,835,433
State Bank of India (a)	108,849	482,632
Sun Pharmaceutical Industries Ltd.	72,160	437,552
Tata Consultancy Services Ltd.	56,795	1,628,742
Tech Mahindra Ltd.	27,245	303,093
Titan Co. Ltd.	18,882	311,905
UPL Ltd.	31,524	231,303
Vedanta Ltd. (a)	101,016	192,933
Wipro Ltd.	94,109	312,157
Yes Bank Ltd.	77,078	41,730

TOTAL INDIA		29,658,331

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	312,400	39,302
PT Adaro Energy Tbk	1,028,000	91,362
PT Astra International Tbk	1,249,500	576,816
PT Bank Central Asia Tbk	703,200	1,661,677
PT Bank Danamon Indonesia Tbk Series A	170,200	43,229
PT Bank Jabar Banten Tbk	232,900	16,763
PT Bank Mandiri (Persero) Tbk	1,155,700	631,931
PT Bank Negara Indonesia (Persero) Tbk	559,900	293,353
PT Bank Rakyat Indonesia Tbk	3,395,700	1,103,959
PT Bank Tabungan Negara Tbk	260,800	35,498
PT Bumi Serpong Damai Tbk (a)	355,800	28,849
PT Charoen Pokphand Indonesia Tbk	436,400	211,520
PT Gudang Garam Tbk	23,700	96,565
PT Indah Kiat Pulp & Paper Tbk	156,600	76,777
PT Indocement Tunggal Prakarsa Tbk	92,400	110,729
PT Indofood CBP Sukses Makmur Tbk	136,200	113,022
PT Indofood Sukses Makmur Tbk	246,200	141,069
PT Japfa Comfeed Indonesia Tbk	177,600	19,398
PT Kalbe Farma Tbk	1,058,600	110,427
PT Matahari Department Store Tbk	77,000	16,539
PT Pabrik Kertas Tjiwi Kimia Tbk	47,500	31,511
PT Perusahaan Gas Negara Tbk Series B	747,400	92,631
PT Semen Gresik (Persero) Tbk	186,500	162,475
PT Surya Citra Media Tbk	424,500	44,443
PT Tambang Batubara Bukit Asam Tbk	124,200	19,954
PT Telekomunikasi Indonesia Tbk Series B	3,145,600	872,517
PT United Tractors Tbk	79,100	110,534

TOTAL INDONESIA		6,752,850

Ireland - 0.5%
AIB Group PLC	48,260	142,049
Bank Ireland Group PLC	53,382	261,323
CRH PLC	49,635	1,863,637
DCC PLC (United Kingdom)	6,170	499,604
Glanbia PLC	11,477	134,032
Grafton Group PLC unit	13,591	165,112
Greencore Group PLC	45,753	148,384
ICON PLC (a)	3,397	572,802
James Hardie Industries PLC CDI	27,797	584,453
Kerry Group PLC Class A	9,388	1,200,476
Kingspan Group PLC (Ireland)	9,060	559,171
Paddy Power Betfair PLC (Ireland)	4,961	563,955
Ryanair Holdings PLC sponsored ADR (a)	7,167	620,734
Smurfit Kappa Group PLC	14,553	504,859
United Drug PLC (United Kingdom)	16,010	158,665

TOTAL IRELAND		7,979,256

Isle of Man - 0.1%
Gaming VC Holdings SA	36,991	428,483
NEPI Rockcastle PLC	30,110	247,765

TOTAL ISLE OF MAN		676,248

Israel - 0.4%
Airport City Ltd. (a)	3,126	55,150
Alony Hetz Properties & Investments Ltd.	8,172	135,482
Azrieli Group	2,284	168,778
Bank Hapoalim BM (Reg.)	65,509	564,765
Bank Leumi le-Israel BM	86,620	625,779
Bezeq The Israel Telecommunication Corp. Ltd. (a)	102,101	79,236
Check Point Software Technologies Ltd. (a)	8,199	937,228
CyberArk Software Ltd. (a)	2,228	307,976
Elbit Systems Ltd. (Israel)	1,500	230,381
First International Bank of Israel	2,870	80,541
Israel Chemicals Ltd.	45,351	192,007
Israel Corp. Ltd. (Class A) (a)	177	30,801
Israel Discount Bank Ltd. (Class A)	66,844	304,699
Mellanox Technologies Ltd. (a)	3,049	368,624
Mizrahi Tefahot Bank Ltd.	10,933	298,798
NICE Systems Ltd. (a)	3,690	639,452
Paz Oil Co. Ltd.	500	60,826
Plus500 Ltd.	6,040	71,081
Shufersal Ltd.	8,053	50,430
Strauss Group Ltd.	3,138	92,390
Taro Pharmaceutical Industries Ltd. (a)	710	57,276
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	55,459	576,774
Tower Semiconductor Ltd. (a)	6,424	146,954
Wix.com Ltd. (a)	2,858	407,808

TOTAL ISRAEL		6,483,236

Italy - 1.3%
A2A SpA	87,417	174,752
Assicurazioni Generali SpA	76,271	1,488,332
Atlantia SpA	28,399	698,264
Banco BPM SpA	97,233	199,497
Brembo SpA	10,693	122,386
Cerved Information Solutions SpA	10,161	99,788
Davide Campari-Milano SpA	37,773	365,718
DiaSorin S.p.A.	1,416	174,316
Enel SpA	481,321	4,195,350
Eni SpA	158,811	2,224,560
FinecoBank SpA	24,348	285,558
Hera SpA	48,144	219,023
Infrastrutture Wireless Italiane SpA (b)	15,763	163,893
Interpump Group SpA	5,183	146,349
Intesa Sanpaolo SpA	993,776	2,468,059
Italgas SpA	30,079	200,021
Leonardo SpA	22,326	276,824
Mediobanca SpA	36,798	367,787
Moncler SpA	10,439	451,518
Nexi SpA (b)	14,145	200,832
Pirelli & C. SpA (b)	23,954	116,147
Poste Italiane SpA (b)	28,724	329,713
Prada SpA	33,100	126,913
Prysmian SpA	16,898	376,314
Recordati SpA	7,061	302,512
Saipem SpA (a)	39,131	162,657
Snam Rete Gas SpA	139,972	750,876
Telecom Italia SpA (a)	616,158	332,655
Terna SpA	90,282	630,401
UniCredit SpA	133,736	1,792,001
Unione di Banche Italiane SCpA	68,037	204,185
Unipol Gruppo SpA	23,313	119,012
Unipolsai SpA	45,503	122,126

TOTAL ITALY		19,888,339

Japan - 17.1%
ABC-MART, Inc.	2,200	141,143
ACOM Co. Ltd.	26,300	123,192
Activia Properties, Inc.	40	213,004
Adeka Corp.	5,400	78,038
Advance Residence Investment Corp.	90	283,038
Advantest Corp.	11,300	589,530
Aeon (REIT) Investment Corp.	101	137,674
AEON Co. Ltd.	54,900	1,122,897
AEON Financial Service Co. Ltd.	5,800	90,611
AEON MALL Co. Ltd.	5,000	83,082
Agc, Inc.	14,700	495,512
Aica Kogyo Co. Ltd.	3,300	103,014
Ain Holdings, Inc.	2,200	134,477
Air Water, Inc.	14,500	199,159
Aisin Seiki Co. Ltd.	11,600	386,164
Ajinomoto Co., Inc.	35,000	576,445
Alfresa Holdings Corp.	14,100	283,300
Alps Electric Co. Ltd.	14,100	253,135
Amada Holdings Co. Ltd.	25,100	261,413
Ana Holdings, Inc.	8,400	262,367
Anritsu Corp.	9,000	173,059
Aozora Bank Ltd.	6,700	180,537
Asahi Group Holdings	28,000	1,298,025
ASAHI INTECC Co. Ltd.	15,700	432,577
Asahi Kasei Corp.	87,600	896,003
Asics Corp.	10,800	157,781
Astellas Pharma, Inc.	125,200	2,212,300
Azbil Corp.	8,100	218,430
Bandai Namco Holdings, Inc.	14,000	813,519
Bank of Kyoto Ltd.	5,600	223,808
Benesse Holdings, Inc.	4,600	126,361
Bic Camera, Inc.	8,600	93,253
Bridgestone Corp.	35,900	1,271,543
Brother Industries Ltd.	16,200	312,860
Calbee, Inc.	6,800	222,364
Canon, Inc.	67,300	1,764,896
Capcom Co. Ltd.	4,900	138,642
Casio Computer Co. Ltd.	14,000	259,496
Central Japan Railway Co.	12,900	2,532,034
Chiba Bank Ltd.	51,400	278,720
Chubu Electric Power Co., Inc.	44,500	604,341
Chugai Pharmaceutical Co. Ltd.	13,300	1,362,303
Chugoku Electric Power Co., Inc.	19,800	261,325
Citizen Watch Co. Ltd.	15,000	72,516
Coca-Cola West Co. Ltd.	9,800	257,945
Comforia Residential REIT, Inc.	27	87,979
COMSYS Holdings Corp.	7,600	219,860
Concordia Financial Group Ltd.	82,800	312,121
Cosmos Pharmaceutical Corp.	700	153,734
Credit Saison Co. Ltd.	10,200	163,618
CyberAgent, Inc.	6,300	251,050
Dai Nippon Printing Co. Ltd.	18,100	499,100
Dai-ichi Mutual Life Insurance Co.	75,500	1,120,510
Daicel Chemical Industries Ltd.	22,400	212,045
Daido Steel Co. Ltd.	2,700	103,249
Daifuku Co. Ltd.	8,100	487,708
Daiichi Sankyo Kabushiki Kaisha	38,300	2,588,203
Daiichikosho Co. Ltd.	3,000	145,732
Daikin Industries Ltd.	18,400	2,592,695
Dainippon Sumitomo Pharma Co. Ltd.	11,800	202,563
Daio Paper Corp.	8,100	106,334
Daito Trust Construction Co. Ltd.	4,700	553,644
Daiwa House Industry Co. Ltd.	41,900	1,319,113
Daiwa House REIT Investment Corp.	113	301,488
Daiwa Office Investment Corp.	20	160,287
Daiwa Securities Group, Inc.	100,400	507,750
DeNA Co. Ltd.	7,500	123,344
Denki Kagaku Kogyo KK	6,300	170,192
DENSO Corp.	32,300	1,325,016
Dentsu Group, Inc.	15,800	523,597
Dic Corp.	6,200	162,532
Disco Corp.	1,900	437,652
Dmg Mori Co. Ltd.	6,100	84,030
Dowa Holdings Co. Ltd.	3,800	136,689
East Japan Railway Co.	23,900	2,104,433
Ebara Corp.	5,000	137,910
Eisai Co. Ltd.	18,700	1,409,263
Electric Power Development Co. Ltd.	11,200	252,574
Ezaki Glico Co. Ltd.	4,000	170,683
FamilyMart Co. Ltd.	19,800	433,030
Fancl Corp.	5,300	138,359
Fanuc Corp.	12,200	2,221,986
Fast Retailing Co. Ltd.	4,000	2,151,504
Frontier Real Estate Investment Corp.	35	146,357
Fuji Electric Co. Ltd.	9,100	266,466
Fuji Oil Holdings, Inc.	4,100	106,265
Fuji Seal International, Inc.	2,400	50,264
Fujifilm Holdings Corp.	27,200	1,350,874
Fujitsu Ltd.	12,900	1,363,953
Fukuoka Financial Group, Inc.	10,200	176,759
Fukuyama Transporting Co. Ltd.	1,900	63,149
Furukawa Electric Co. Ltd.	3,500	81,268
GLP J-REIT	248	333,120
GMO Payment Gateway, Inc.	2,100	135,037
GOLDWIN, Inc.	2,000	121,355
GS Yuasa Corp.	5,900	116,410
Gunma Bank Ltd.	31,300	100,610
Hakuhodo DY Holdings, Inc.	18,400	260,710
Hamamatsu Photonics K.K.	9,300	393,216
Hankyu Hanshin Holdings, Inc.	15,200	616,697
Haseko Corp.	19,400	252,936
Hikari Tsushin, Inc.	1,400	344,125
Hino Motors Ltd.	19,800	185,406
Hirose Electric Co. Ltd.	2,000	248,059
Hiroshima Bank Ltd.	22,200	99,672
Hisamitsu Pharmaceutical Co., Inc.	5,400	273,077
Hitachi Chemical Co. Ltd.	5,800	242,807
Hitachi Construction Machinery Co. Ltd.	6,800	182,226
Hitachi High-Technologies Corp.	3,700	264,550
Hitachi Ltd.	60,700	2,311,912
Hitachi Metals Ltd.	14,400	221,320
Hokuriku Electric Power Co., Inc. (a)	14,400	107,121
Honda Motor Co. Ltd.	113,500	2,902,807
Horiba Ltd.	2,900	179,376
Hoshizaki Corp.	3,400	312,773
House Foods Group, Inc.	4,300	136,343
Hoya Corp.	23,700	2,268,218
Hulic (REIT), Inc.	74	136,879
Hulic Co. Ltd.	30,300	367,376
Ibiden Co. Ltd.	8,000	184,273
Idemitsu Kosan Co. Ltd.	10,057	251,005
IHI Corp.	10,300	243,940
Iida Group Holdings Co. Ltd.	13,100	220,785
Industrial & Infrastructure Fund Investment Corp.	99	151,899
INPEX Corp.	68,300	637,524
Invesco Office J-REIT, Inc.	501	106,699
Invincible Investment Corp.	331	167,215
Isetan Mitsukoshi Holdings Ltd.	25,400	198,300
Isuzu Motors Ltd.	38,800	380,141
IT Holdings Corp.	4,700	282,359
ITO EN Ltd.	4,600	223,375
Itochu Corp.	91,200	2,130,521
ITOCHU Techno-Solutions Corp.	6,300	185,527
Iyo Bank Ltd.	21,800	112,502
Izumi Co. Ltd.	2,300	72,495
J. Front Retailing Co. Ltd.	17,700	213,052
Japan Airlines Co. Ltd.	8,700	244,735
Japan Airport Terminal Co. Ltd.	4,600	212,010
Japan Excellent, Inc.	75	134,310
Japan Exchange Group, Inc.	32,400	580,655
Japan Hotel REIT Investment Corp.	290	193,492
Japan Logistics Fund, Inc.	64	173,167
Japan Post Holdings Co. Ltd.	93,000	845,990
Japan Prime Realty Investment Corp.	52	240,570
Japan Real Estate Investment Corp.	85	620,698
Japan Retail Fund Investment Corp.	170	363,767
Japan Tobacco, Inc.	70,000	1,480,112
JFE Holdings, Inc.	35,600	421,571
JGC Corp.	15,300	219,802
JSR Corp.	12,600	224,419
JTEKT Corp.	17,600	186,630
JX Holdings, Inc.	209,300	890,191
K's Holdings Corp.	14,500	176,070
Kagome Co. Ltd.	4,500	110,902
Kajima Corp.	30,100	381,860
Kakaku.com, Inc.	7,500	195,933
Kaken Pharmaceutical Co. Ltd.	2,200	116,010
Kamigumi Co. Ltd.	8,100	173,078
Kaneka Corp.	4,600	141,032
Kansai Electric Power Co., Inc.	51,300	575,731
Kansai Paint Co. Ltd.	16,100	385,400
Kao Corp.	30,600	2,440,570
Kawasaki Heavy Industries Ltd.	10,800	212,919
KDDI Corp.	109,000	3,293,880
Keihan Electric Railway Co., Ltd.	6,700	302,981
Keihin Electric Express Railway Co. Ltd.	15,600	287,164
Keio Corp.	7,900	451,880
Keisei Electric Railway Co.	10,600	383,477
Kenedix Office Investment Corp.	25	200,815
Kenedix Residential Investment Corp.	51	101,272
Kewpie Corp.	7,900	164,758
Keyence Corp.	11,700	3,933,037
Kikkoman Corp.	11,500	557,263
Kinden Corp.	9,800	166,991
Kintetsu Group Holdings Co. Ltd.	12,000	632,439
Kirin Holdings Co. Ltd.	57,600	1,265,041
Kobayashi Pharmaceutical Co. Ltd.	3,400	273,764
Kobe Steel Ltd.	25,800	117,816
Koito Manufacturing Co. Ltd.	8,500	368,870
Kokuyo Co. Ltd.	9,200	135,984
Komatsu Ltd.	61,300	1,355,406
Konami Holdings Corp.	6,000	232,365
Konica Minolta, Inc.	29,400	179,461
Kose Corp.	2,100	270,398
Kubota Corp.	73,400	1,149,414
Kuraray Co. Ltd.	22,400	269,259
Kurita Water Industries Ltd.	6,400	187,158
Kyocera Corp.	22,500	1,478,394
Kyowa Exeo Corp.	6,800	169,754
Kyowa Hakko Kirin Co., Ltd.	15,500	364,394
Kyudenko Corp.	2,600	75,037
Kyushu Electric Power Co., Inc.	27,900	229,751
Kyushu Financial Group, Inc.	37,600	156,990
Kyushu Railway Co.	10,600	346,825
Lawson, Inc.	3,100	179,423
LINE Corp. (a)	3,800	187,248
Lion Corp.	19,100	362,837
LIXIL Group Corp.	19,000	315,921
M3, Inc.	25,600	745,095
Mabuchi Motor Co. Ltd.	3,000	109,311
Maeda Corp.	12,900	123,134
Makita Corp.	17,900	684,667
Marubeni Corp.	104,500	750,897
Maruha Nichiro Corp.	2,100	50,221
Marui Group Co. Ltd.	13,500	312,227
Maruichi Steel Tube Ltd.	3,900	108,214
Matsumotokiyoshi Holdings Co. Ltd.	5,400	215,927
Mazda Motor Corp.	36,500	306,374
McDonald's Holdings Co. (Japan) Ltd.	3,900	185,373
Mebuki Financial Group, Inc.	74,700	165,541
Medipal Holdings Corp.	13,600	288,184
Meiji Holdings Co. Ltd.	9,000	633,364
Minebea Mitsumi, Inc.	27,000	524,502
Misumi Group, Inc.	18,300	454,084
Mitsubishi Chemical Holdings Corp.	95,100	687,285
Mitsubishi Corp.	98,900	2,535,365
Mitsubishi Electric Corp.	135,800	1,882,888
Mitsubishi Estate Co. Ltd.	87,000	1,703,849
Mitsubishi Gas Chemical Co., Inc.	14,400	218,015
Mitsubishi Heavy Industries Ltd.	21,400	780,616
Mitsubishi Logistics Corp.	4,100	103,876
Mitsubishi Materials Corp.	8,900	223,841
Mitsubishi Motors Corp. of Japan	41,900	156,108
Mitsubishi UFJ Financial Group, Inc.	820,700	4,213,981
Mitsubishi UFJ Lease & Finance Co. Ltd.	33,500	209,831
Mitsui & Co. Ltd.	108,400	1,927,961
Mitsui Chemicals, Inc.	13,000	285,496
Mitsui Fudosan Co. Ltd.	61,400	1,626,211
Mitsui OSK Lines Ltd.	8,800	211,595
Miura Co. Ltd.	6,900	239,003
Mizuho Financial Group, Inc.	1,585,900	2,351,781
MonotaRO Co. Ltd.	8,600	206,295
Mori Hills REIT Investment Corp.	84	140,590
Morinaga & Co. Ltd.	3,500	168,014
MS&AD Insurance Group Holdings, Inc.	30,900	1,026,272
Murata Manufacturing Co. Ltd.	40,400	2,287,238
Nabtesco Corp.	7,400	212,045
Nagase & Co. Ltd.	10,800	148,583
Nagoya Railroad Co. Ltd.	12,000	352,059
Nankai Electric Railway Co. Ltd.	7,300	188,427
NEC Corp.	15,700	698,860
Net One Systems Co. Ltd.	4,600	75,843
New Hampshire Foods Ltd.	6,600	289,721
Nexon Co. Ltd. (a)	29,000	392,745
NGK Insulators Ltd.	16,500	276,650
NGK Spark Plug Co. Ltd.	11,700	205,585
NHK Spring Co. Ltd.	14,900	119,967
Nichirei Corp.	8,700	210,317
Nidec Corp.	17,200	2,163,257
Nifco, Inc.	5,500	144,130
Nihon Kohden Corp.	5,800	169,989
Nihon M&A Center, Inc.	7,800	223,138
Nihon Unisys Ltd.	4,800	146,375
Nikkon Holdings Co. Ltd.	5,800	133,821
Nikon Corp.	24,300	293,422
Nintendo Co. Ltd.	7,600	2,795,703
Nippon Accommodations Fund, Inc.	34	223,129
Nippon Building Fund, Inc.	86	696,660
Nippon Electric Glass Co. Ltd.	6,700	129,431
Nippon Express Co. Ltd.	5,100	265,756
Nippon Gas Co. Ltd.	3,500	110,679
Nippon Kayaku Co. Ltd.	10,200	119,607
Nippon Paint Holdings Co. Ltd.	12,000	573,615
Nippon Paper Industries Co. Ltd.	8,900	144,838
Nippon Prologis REIT, Inc.	138	396,715
Nippon REIT Investment Corp.	36	168,647
Nippon Shinyaku Co. Ltd.	4,000	354,634
Nippon Shokubai Co. Ltd.	2,300	134,852
Nippon Steel & Sumitomo Metal Corp.	58,500	811,716
Nippon Suisan Kaisha Co. Ltd.	22,500	122,701
Nippon Telegraph & Telephone Corp.	79,600	2,029,564
Nippon Yusen KK	11,000	175,163
Nipro Corp.	9,700	110,436
Nishi-Nippon Railroad Co. Ltd.	6,400	147,907
Nissan Chemical Corp.	9,600	396,710
Nissan Motor Co. Ltd.	154,700	839,448
Nisshin Seifun Group, Inc.	15,700	268,077
Nissin Food Holdings Co. Ltd.	4,600	345,270
Nitori Holdings Co. Ltd.	5,500	854,706
Nitto Denko Corp.	10,300	572,558
NKSJ Holdings, Inc.	23,400	874,314
NOF Corp.	5,600	182,292
NOK Corp.	8,500	113,208
Nomura Holdings, Inc.	213,200	1,091,457
Nomura Real Estate Holdings, Inc.	7,800	192,083
Nomura Real Estate Master Fund, Inc.	266	467,831
Nomura Research Institute Ltd.	25,400	558,945
NSK Ltd.	30,400	253,573
NTN Corp.	38,600	102,288
NTT Data Corp.	40,600	570,317
NTT DOCOMO, Inc.	74,800	2,125,248
Obayashi Corp.	42,200	462,806
OBIC Co. Ltd.	4,200	572,298
Odakyu Electric Railway Co. Ltd.	21,800	483,556
Oji Holdings Corp.	61,900	314,489
Olympus Corp.	81,900	1,323,279
OMRON Corp.	12,700	727,264
Ono Pharmaceutical Co. Ltd.	30,600	704,621
Oracle Corp. Japan	2,100	181,771
Oriental Land Co. Ltd.	14,100	1,836,313
ORIX Corp.	83,300	1,407,142
ORIX JREIT, Inc.	176	371,858
Osaka Gas Co. Ltd.	26,500	448,430
OSG Corp.	6,900	116,150
Otsuka Corp.	6,600	257,366
Otsuka Holdings Co. Ltd.	35,100	1,559,331
Pan Pacific International Hold	33,500	540,582
Panasonic Corp.	147,600	1,466,851
Park24 Co. Ltd.	6,400	160,721
Penta-Ocean Construction Co. Ltd.	23,100	136,437
PeptiDream, Inc. (a)	6,200	293,493
Persol Holdings Co., Ltd.	10,900	194,872
Pigeon Corp.	7,000	247,045
Pilot Corp.	1,800	70,271
Pola Orbis Holdings, Inc.	5,700	123,489
Premier Investment Corp.	78	115,307
Rakuten, Inc.	50,400	388,808
Recruit Holdings Co. Ltd.	98,700	3,846,961
Relo Group, Inc.	7,400	197,609
Renesas Electronics Corp. (a)	47,200	296,950
Rengo Co. Ltd.	18,700	131,032
Resona Holdings, Inc.	142,600	588,061
Ricoh Co. Ltd.	47,600	540,091
Rinnai Corp.	2,600	185,333
ROHM Co. Ltd.	6,100	438,806
Rohto Pharmaceutical Co. Ltd.	6,900	190,997
Ryohin Keikaku Co. Ltd.	16,600	277,529
SanBio Co. Ltd. (a)	1,000	20,709
Sankyo Co. Ltd. (Gunma)	2,924	98,235
Sankyu, Inc.	3,800	187,363
Santen Pharmaceutical Co. Ltd.	26,400	492,375
Sanwa Holdings Corp.	16,400	172,513
Sapporo Breweries Ltd.	5,400	130,563
Sawai Pharmaceutical Co. Ltd.	2,900	188,458
SBI Holdings, Inc. Japan	13,700	317,575
Screen Holdings Co. Ltd.	2,700	140,234
SCSK Corp.	3,100	166,149
Secom Co. Ltd.	13,500	1,184,661
Sega Sammy Holdings, Inc.	12,200	166,130
Seibu Holdings, Inc.	18,000	280,576
Seiko Epson Corp.	19,300	282,208
Seino Holdings Co. Ltd.	11,300	144,439
Sekisui Chemical Co. Ltd.	26,900	448,031
Sekisui House (REIT), Inc.	208	178,161
Sekisui House Ltd.	40,900	879,439
Seven & i Holdings Co. Ltd.	50,300	1,928,670
Seven Bank Ltd.	50,000	149,528
SG Holdings Co. Ltd.	16,200	342,523
Sharp Corp.	11,000	149,217
Shikoku Electric Power Co., Inc.	14,500	122,968
Shimadzu Corp.	17,500	491,137
Shimamura Co. Ltd.	1,600	120,213
SHIMANO, Inc.	5,400	827,968
SHIMIZU Corp.	46,200	473,866
Shin-Etsu Chemical Co. Ltd.	24,800	2,836,221
Shinsei Bank Ltd.	12,200	186,797
Shionogi & Co. Ltd.	18,900	1,124,061
Ship Healthcare Holdings, Inc.	3,300	147,961
Shiseido Co. Ltd.	25,100	1,615,953
Shizuoka Bank Ltd.	38,100	267,476
SHO-BOND Holdings Co. Ltd.	3,300	134,729
Showa Denko K.K.	9,300	222,388
Skylark Co. Ltd.	13,000	238,085
SMC Corp.	4,200	1,813,011
SoftBank Corp.	98,700	1,354,075
SoftBank Group Corp.	109,100	4,404,864
Sohgo Security Services Co., Ltd.	5,600	290,647
Sojitz Corp.	78,800	248,030
Sony Corp.	79,600	5,566,182
Sony Financial Holdings, Inc.	9,700	223,335
Sotetsu Holdings, Inc.	6,600	176,388
Square Enix Holdings Co. Ltd.	5,600	274,901
Stanley Electric Co. Ltd.	9,300	239,522
Subaru Corp.	40,100	1,003,001
Sumco Corp.	13,800	211,021
Sumitomo Chemical Co. Ltd.	99,900	424,495
Sumitomo Corp.	78,500	1,167,662
Sumitomo Electric Industries Ltd.	49,800	663,915
Sumitomo Forestry Co. Ltd.	8,900	123,586
Sumitomo Heavy Industries Ltd.	7,500	196,477
Sumitomo Metal Mining Co. Ltd.	16,900	480,475
Sumitomo Mitsui Financial Group, Inc.	87,200	3,065,901
Sumitomo Mitsui Trust Holdings, Inc.	23,700	873,817
Sumitomo Osaka Cement Co. Ltd.	2,500	101,641
Sumitomo Realty & Development Co. Ltd.	29,900	1,100,784
Sumitomo Rubber Industries Ltd.	10,500	115,367
Sundrug Co. Ltd.	3,100	105,053
Suntory Beverage & Food Ltd.	7,700	326,005
Suzuken Co. Ltd.	5,600	214,704
Suzuki Motor Corp.	28,000	1,281,162
Sysmex Corp.	9,900	708,249
T&D Holdings, Inc.	38,600	411,449
Taiheiyo Cement Corp.	7,100	191,096
Taisei Corp.	13,700	546,956
Taisho Pharmaceutical Holdings Co. Ltd.	4,100	289,648
Taiyo Nippon Sanso Corp.	12,100	265,219
Taiyo Yuden Co. Ltd.	7,600	219,146
Takara Holdings, Inc.	14,700	129,616
Takashimaya Co. Ltd.	9,000	96,231
Takeda Pharmaceutical Co. Ltd.	95,384	3,663,070
TDK Corp.	8,200	868,180
TechnoPro Holdings, Inc.	2,400	158,920
Teijin Ltd.	13,100	234,212
Terumo Corp.	42,000	1,511,822
The Chugoku Bank Ltd.	13,100	124,179
The Hachijuni Bank Ltd.	25,800	98,544
THK Co. Ltd.	8,000	199,447
Tobu Railway Co. Ltd.	13,600	479,087
Toda Corp.	17,500	112,234
Toho Co. Ltd.	9,100	335,233
Toho Gas Co. Ltd.	6,100	235,655
Tohoku Electric Power Co., Inc.	30,300	284,003
Tokai Carbon Co. Ltd.	16,400	148,220
Tokio Marine Holdings, Inc.	44,900	2,437,228
Tokuyama Corp.	4,400	111,588
Tokyo Century Corp.	3,300	167,869
Tokyo Electric Power Co., Inc. (a)	47,100	186,511
Tokyo Electron Ltd.	10,300	2,265,445
Tokyo Gas Co. Ltd.	25,100	551,849
Tokyo Tatemono Co. Ltd.	13,600	219,741
Tokyu Corp.	35,900	632,641
Tokyu Fudosan Holdings Corp.	35,500	250,252
Toppan Printing Co. Ltd.	19,200	382,657
Toray Industries, Inc.	103,300	675,924
Toshiba Corp.	35,000	1,118,613
Tosoh Corp.	19,300	272,225
Toto Ltd.	10,400	422,599
Toyo Seikan Group Holdings Ltd.	10,400	175,943
Toyo Suisan Kaisha Ltd.	6,600	276,513
Toyo Tire Corp.	5,300	66,252
Toyoda Gosei Co. Ltd.	5,500	124,787
Toyota Industries Corp.	12,700	686,912
Toyota Motor Corp.	167,000	11,611,126
Toyota Tsusho Corp.	14,400	497,838
Trend Micro, Inc.	8,000	418,003
TS tech Co. Ltd.	2,500	68,706
Tsumura & Co.	3,900	105,925
Tsuruha Holdings, Inc.	2,200	269,284
Ube Industries Ltd.	9,100	182,646
Unicharm Corp.	25,300	865,859
United Urban Investment Corp.	192	343,938
USS Co. Ltd.	14,200	257,725
Wacoal Holdings Corp.	4,900	130,429
Welcia Holdings Co. Ltd.	3,000	164,741
West Japan Railway Co.	12,000	1,015,318
Yahoo! Japan Corp.	65,500	260,162
Yakult Honsha Co. Ltd.	10,400	523,072
Yamada Denki Co. Ltd.	52,800	266,126
Yamaguchi Financial Group, Inc.	16,400	98,731
Yamaha Corp.	10,600	541,521
Yamaha Motor Co. Ltd.	20,500	380,431
Yamato Holdings Co. Ltd.	25,100	401,933
Yamazaki Baking Co. Ltd.	9,900	188,402
Yaskawa Electric Corp.	17,000	581,940
Yokogawa Electric Corp.	15,000	261,001
Yokohama Rubber Co. Ltd.	9,300	158,074
Zenkoku Hosho Co. Ltd.	3,600	154,022
Zensho Holdings Co. Ltd.	5,900	124,937
Zeon Corp.	9,800	104,065
Zozo, Inc.	10,900	181,548

TOTAL JAPAN		261,826,832

Korea (South) - 3.0%
AMOREPACIFIC Corp.	2,078	320,522
AMOREPACIFIC Group, Inc.	2,063	122,974
Ananti, Inc. (a)	1,329	9,911
BGF Retail Co. Ltd.	557	76,398
BS Financial Group, Inc.	11,808	66,368
Bukwang Pharmaceutical Co. Ltd.	2,840	32,228
Celltrion Healthcare Co. Ltd. (a)	3,326	155,875
Celltrion Pharm, Inc. (a)	647	22,221
Celltrion, Inc. (a)	6,664	904,638
CHA Biotech Co. Ltd. (a)	1,750	19,278
Cheil Industries, Inc.	5,762	516,724
Cheil Worldwide, Inc.	4,911	86,524
CJ CheilJedang Corp.	582	114,459
CJ Corp.	601	41,266
CJ O Shopping Co. Ltd.	934	106,458
Com2uS Corp.	469	39,451
Cosmax, Inc.	479	26,983
Daelim Industrial Co.	1,513	101,310
Daewoo Engineering & Construction Co. Ltd. (a)	9,498	34,206
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1,611	32,938
Daewoong Pharmaceutical Co. Ltd.	283	27,617
Db Insurance Co. Ltd.	3,666	129,307
DGB Financial Group Co. Ltd.	4,145	22,363
Dong Suh Companies, Inc.	2,848	38,536
Doosan Bobcat, Inc.	1,522	39,000
Doosan Co. Ltd.	632	32,903
Doosan Fuel Cell Co. Ltd. (a)	2,114	12,992
Doosan Infracore Co. Ltd. (a)	3,974	16,131
Doosan Solus Co. Ltd. (a)	1,165	24,960
E-Mart Co. Ltd.	1,525	140,085
Fila Holdings Corp.	2,483	90,590
Genexine Co. Ltd. (a)	474	19,811
Green Cross Holdings Corp.	2,138	36,347
GS Engineering & Construction Corp.	2,859	66,114
GS Holdings Corp.	4,109	156,076
GS Retail Co. Ltd.	1,232	40,672
Hana Financial Group, Inc.	17,952	494,391
HanAll BioPharma Co. Ltd. (a)	1,726	36,119
Hanjin Kal Corp.	2,561	87,397
Hankook Tire Co. Ltd.	6,043	143,702
Hanmi Pharm Co. Ltd.	363	84,183
Hanmi Science Co. Ltd.	1,347	35,884
Hanon Systems	12,737	111,224
Hanssem Co. Ltd.	593	35,009
Hanwha Aerospace Co. Ltd. (a)	2,401	64,700
Hanwha Corp.	3,545	63,473
Hanwha Life Insurance Co. Ltd.	29,685	50,385
Hanwha Solutions Corp.	8,294	114,671
HDC Hyundai Development Co.	1,493	25,794
HDC Hyundai Development Co. rights 3/6/20 (a)	746	1,715
HLB, Inc.(a)	1,985	150,025
Hotel Shilla Co.	2,388	171,887
HUGEL, Inc. (a)	119	43,211
Hyundai Department Store Co. Ltd.	1,571	101,618
Hyundai Elevator Co. Ltd.	841	42,058
Hyundai Engineering & Construction Co. Ltd.	6,169	194,081
Hyundai Fire & Marine Insurance Co. Ltd.	5,216	95,355
Hyundai Glovis Co. Ltd.	1,438	175,771
Hyundai Heavy Industries Co. Ltd. (a)	2,769	260,014
Hyundai Merchant Marine Co. Ltd. (a)	13,949	40,113
Hyundai Mipo Dockyard Co. Ltd.	872	29,833
Hyundai Mobis	4,425	843,225
Hyundai Motor Co.	9,245	956,410
Hyundai Robotics Co. Ltd.	746	169,182
Hyundai Rotem Co. Ltd. (a)	2,011	23,489
Hyundai Steel Co.	4,179	97,684
Industrial Bank of Korea	21,731	194,003
ING Life Insurance Korea Ltd. (b)	1,230	26,577
JB Financial Group Co. Ltd.	4,677	19,876
Kakao Corp.	4,172	548,040
Kangwon Land, Inc.	7,514	172,374
KB Financial Group, Inc.	25,726	943,054
KCC Corp.	237	39,579
KCC Glass Corp. (a)	223	6,301
Kia Motors Corp.	17,106	579,802
Kiwoom Securities Co. Ltd.	283	16,504
Koh Young Technology, Inc.	420	31,923
Kolmar Korea Co. Ltd.	850	29,638
Kolon Industries, Inc.	1,000	34,916
Komipharm International Co. Ltd. (a)	2,142	23,682
Korea Aerospace Industries Ltd.	5,384	134,149
Korea Electric Power Corp. (a)	15,360	323,811
Korea Express Co. Ltd. (a)	391	47,342
Korea Gas Corp.	1,195	32,269
Korea Investment Holdings Co. Ltd.	2,337	128,090
Korea Zinc Co. Ltd.	896	283,254
Korean Air Lines Co. Ltd.	1,779	34,757
Korean Reinsurance Co.	5,715	41,049
KT Corp. sponsored ADR	22,114	230,428
KT&G Corp.	8,338	660,267
Kumho Petro Chemical Co. Ltd.	651	35,124
LG Chemical Ltd.	3,174	881,963
LG Corp.	7,601	445,130
LG Display Co. Ltd. (a)	15,169	191,477
LG Electronics, Inc.	6,749	366,737
LG Household & Health Care Ltd.	615	641,007
LG Innotek Co. Ltd.	641	79,605
LG Telecom Ltd.	11,844	130,640
Lotte Chemical Corp.	1,136	177,567
Lotte Confectionery Co. Ltd.	3,992	116,730
Lotte Shopping Co. Ltd.	484	46,308
LS Cable Ltd.	1,314	43,212
LS Industrial Systems Ltd.	853	37,152
Mando Corp.	1,275	35,321
Medy-Tox, Inc.	189	50,556
Meritz Fire & Marine Insurance Co. Ltd.	1,490	19,486
Meritz Securities Co. Ltd.	14,440	43,707
Mirae Asset Daewoo Co. Ltd.	33,115	187,542
NAVER Corp.	9,299	1,381,929
NCSOFT Corp.	1,124	593,368
Netmarble Corp. (a)(b)	2,368	174,989
Nong Shim Co. Ltd.	204	39,104
Oci Co. Ltd.	985	45,315
Orion Corp./Republic of Korea	1,845	157,039
Ottogi Corp.	102	42,937
Paradise Co. Ltd.	2,032	28,412
Pearl Abyss Corp. (a)	308	46,366
Pharmicell Co. Ltd. (a)	2,680	17,171
POSCO	5,170	933,388
POSCO Chemtech Co. Ltd.	955	44,999
Posco International Corp.	1,050	14,655
S-Oil Corp.	2,720	170,650
S.M. Entertainment Co. Ltd. (a)	978	26,405
S1 Corp.	774	58,425
Samsung Biologics Co. Ltd. (a)(b)	965	386,505
Samsung Card Co. Ltd.	1,559	49,275
Samsung Electro-Mechanics Co. Ltd.	3,713	379,362
Samsung Electronics Co. Ltd.	341,741	15,778,885
Samsung Engineering Co. Ltd. (a)	11,199	158,773
Samsung Fire & Marine Insurance Co. Ltd.	2,040	357,926
Samsung Heavy Industries Co. Ltd. (a)	34,493	189,260
Samsung Life Insurance Co. Ltd.	6,239	359,770
Samsung SDI Co. Ltd.	3,509	796,008
Samsung SDS Co. Ltd.	2,473	397,214
Samsung Securities Co. Ltd.	3,682	107,192
Seoul Semiconductor Co. Ltd.	913	10,783
SFA Engineering Corp.	1,016	34,213
Shinhan Financial Group Co. Ltd.	30,539	993,127
Shinsegae Co. Ltd.	587	129,730
SillaJen, Inc. (a)	2,535	26,960
SK C&C Co. Ltd.	2,166	421,962
SK Energy Co. Ltd.	3,845	412,387
SK Hynix, Inc.	36,715	2,783,807
SK Networks Co. Ltd.	7,644	31,465
SK Telecom Co. Ltd.	2,294	437,923
STX Pan Ocean Co. Ltd. (Korea) (a)	13,994	45,981
ViroMed Co. Ltd.	923	58,457
Woongjin Coway Co. Ltd.	3,172	231,928
Woori Financial Group, Inc. (a)	33,580	282,500
Woori Investment & Securities Co. Ltd.	6,493	58,943
Yuhan Corp.	874	158,002

TOTAL KOREA (SOUTH)		45,431,278

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	38,966	577,183
Aroundtown SA	43,106	408,078
B&M European Value Retail SA	53,230	255,646
Globant SA (a)	1,550	190,185
Millicom International Cellular SA (depository receipt)	5,463	258,427
Orion Engineered Carbons SA	2,347	36,848
RTL Group SA	3,190	145,406
SES SA (France) (depositary receipt)	24,568	302,580
Spotify Technology SA (a)(d)	3,424	483,811
Subsea 7 SA	17,658	190,403
Tenaris SA	29,096	300,695
Ternium SA sponsored ADR	2,078	43,493

TOTAL LUXEMBOURG		3,192,755

Malaysia - 0.4%
AirAsia Group BHD	56,700	19,706
AMMB Holdings Bhd	82,900	74,612
Axiata Group Bhd	198,928	207,868
British American Tobacco (Malaysia) Bhd	6,200	17,795
Bumiputra-Commerce Holdings Bhd	324,283	389,069
Dialog Group Bhd	243,000	193,213
DiGi.com Bhd	102,800	105,591
Gamuda Bhd	185,900	174,360
Genting Bhd	171,000	228,879
Genting Malaysia Bhd	206,700	151,595
Hap Seng Consolidated Bhd	43,500	101,990
Hartalega Holdings Bhd	99,500	143,524
Hong Leong Bank Bhd	41,000	159,552
Hong Leong Credit Bhd	11,000	43,313
IHH Healthcare Bhd	188,400	261,047
IOI Corp. Bhd	164,900	181,815
Kuala Lumpur Kepong Bhd	33,700	186,958
Malayan Banking Bhd	314,143	645,010
Malaysia Airports Holdings Bhd	68,400	112,066
Maxis Bhd	93,500	120,569
MISC Bhd	70,100	131,020
Nestle (Malaysia) BHD	1,900	66,816
Petronas Chemicals Group Bhd	146,500	220,501
Petronas Dagangan Bhd	17,500	93,447
Petronas Gas Bhd	34,200	131,857
PPB Group Bhd	38,200	173,158
Press Metal Bhd	139,900	165,894
Public Bank Bhd	160,000	723,896
QL Resources Bhd	33,300	67,417
RHB Capital Bhd	63,400	86,928
Sime Darby Bhd	210,700	111,686
Sime Darby Plantation Bhd	177,600	219,007
Tenaga Nasional Bhd	160,900	487,322
Top Glove Corp. Bhd	78,600	111,994

TOTAL MALAYSIA		6,309,475

Malta - 0.0%
Kindred Group PLC (depositary receipt)	10,851	55,264
Mexico - 0.6%
Alfa SA de CV Series A	196,100	146,747
America Movil S.A.B. de CV Series L	1,459,600	1,211,988
Banco Santander Mexico SA	117,265	168,120
CEMEX S.A.B. de CV unit	908,600	365,450
Coca-Cola FEMSA S.A.B. de CV unit	41,700	253,658
Embotelladoras Arca S.A.B. de CV	17,300	97,974
Fibra Uno Administracion SA de CV	180,600	296,388
Fomento Economico Mexicano S.A.B. de CV unit	114,700	1,034,185
Gruma S.A.B. de CV Series B	10,245	108,872
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	23,100	285,506
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	13,090	251,519
Grupo Aeroportuario Norte S.A.B. de CV	22,200	169,030
Grupo Bimbo S.A.B. de CV Series A	122,300	218,833
Grupo Carso SA de CV Series A1	34,500	124,394
Grupo Elektra SA de CV	3,075	225,088
Grupo Financiero Banorte S.A.B. de CV Series O	182,100	1,118,784
Grupo Financiero Inbursa S.A.B. de CV Series O	153,200	174,236
Grupo Mexico SA de CV Series B	220,700	589,374
Grupo Televisa SA de CV	135,700	300,407
Industrias Penoles SA de CV	8,290	86,592
Infraestructura Energetica Nova S.A.B. de CV	34,900	163,940
Kimberly-Clark de Mexico SA de CV Series A	94,200	194,278
Mexichem S.A.B. de CV	68,300	159,802
Promotora y Operadora de Infraestructura S.A.B. de CV	16,470	177,692
Wal-Mart de Mexico SA de CV Series V	308,200	894,645

TOTAL MEXICO		8,817,502

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	240,000	358,255
Netherlands - 3.4%
ABN AMRO Group NV GDR (b)	25,659	447,346
Adyen BV (a)(b)	1,472	1,356,625
AEGON NV	82,944	335,915
AerCap Holdings NV (a)	7,755	439,011
Airbus Group NV	35,796	5,257,148
Akzo Nobel NV	12,589	1,190,944
Argenx SE (a)	2,806	405,263
ASML Holding NV (Netherlands)	26,985	7,573,000
ASR Nederland NV	8,982	335,104
CNH Industrial NV	60,353	577,243
Euronext NV (b)	4,184	363,565
EXOR NV	6,195	457,854
Ferrari NV	7,807	1,320,399
Fiat Chrysler Automobiles NV (Italy)	69,561	905,084
Heineken Holding NV	7,514	740,839
Heineken NV (Bearer)	14,823	1,616,327
Imcd NV	3,222	278,901
ING Groep NV (Certificaten Van Aandelen)	243,856	2,647,596
InterXion Holding NV (a)	4,567	397,466
Koninklijke Ahold Delhaize NV	69,899	1,715,424
Koninklijke DSM NV	11,368	1,383,549
Koninklijke KPN NV	259,938	728,305
Koninklijke Philips Electronics NV	58,030	2,657,627
NN Group NV	20,250	705,189
NXP Semiconductors NV	20,036	2,541,767
Prosus NV (a)	28,520	2,063,232
Prosus NV (a)	25,249	1,817,588
QIAGEN NV (Germany) (a)	14,876	497,587
Randstad NV	8,075	465,332
RHI Magnesita NV	1,306	55,083
STMicroelectronics NV (Italy)	41,821	1,164,797
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	8,756	1,190,549
Unilever NV	101,693	5,934,013
Wolters Kluwer NV	17,452	1,314,601
X5 Retail Group NV GDR (Reg. S)	6,708	246,385
Yandex NV Series A (a)	14,690	658,259

TOTAL NETHERLANDS		51,784,917

New Zealand - 0.2%
Auckland International Airport Ltd.	60,699	337,859
Contact Energy Ltd.	41,112	196,784
Fisher & Paykel Healthcare Corp.	36,570	547,042
Fletcher Building Ltd.	52,347	186,838
Meridian Energy Ltd.	78,572	270,007
Ryman Healthcare Group Ltd.	26,606	282,070
SKYCITY Entertainment Group Ltd.	28,934	67,781
Spark New Zealand Ltd.	119,614	358,259
The a2 Milk Co. Ltd. (a)	44,671	427,999
Xero Ltd. (a)	6,785	382,455
Z Energy Ltd.	31,014	88,817

TOTAL NEW ZEALAND		3,145,911

Norway - 0.5%
Adevinta ASA Class B	7,456	90,951
Aker ASA (A Shares)	1,930	107,328
Aker Bp ASA	7,186	204,065
Austevoll Seafood ASA	3,673	35,960
Det Norske Oljeselskap ASA (DNO) (A Shares)	26,906	26,982
DNB ASA	59,157	1,040,945
Entra ASA (b)	8,895	152,409
Equinor ASA	68,436	1,243,655
Gjensidige Forsikring ASA	10,500	229,453
Kongsberg Gruppen ASA	5,761	89,566
Leroy Seafood Group ASA	21,920	142,607
Marine Harvest ASA	27,867	667,139
Norsk Hydro ASA	82,729	260,924
Norwegian Finans Holding ASA (a)	9,886	101,300
Orkla ASA	51,864	501,840
Salmar ASA	3,293	161,715
Schibsted ASA:
(A Shares)	3,401	102,940
(B Shares)	7,484	213,179
Sparebank 1 Sr Bank ASA (primary capital certificate)	8,768	93,419
Sparebanken Midt-Norge	6,542	72,263
Storebrand ASA (A Shares)	33,162	255,621
Telenor ASA	41,970	761,788
TGS Nopec Geophysical Co. ASA	6,252	159,801
Tomra Systems ASA	6,522	192,867
Veidekke ASA	6,870	86,641
Yara International ASA	11,413	416,171

TOTAL NORWAY		7,411,529

Pakistan - 0.0%
Engro Corp. Ltd.	25,630	56,606
Habib Bank Ltd.	49,200	51,908
Lucky Cement Ltd.	15,550	47,962
United Bank Ltd.	9,400	10,331

TOTAL PAKISTAN		166,807

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	85,043	406,477
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	12,700	164,211
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	132,270	127,247
Ayala Corp.	17,470	247,807
Ayala Land, Inc.	374,200	303,404
Bank of the Philippine Islands (BPI)	97,260	155,196
BDO Unibank, Inc.	108,030	312,502
GT Capital Holdings, Inc.	4,752	62,753
International Container Terminal Services, Inc.	56,280	142,920
JG Summit Holdings, Inc.	164,690	225,053
Jollibee Food Corp.	28,920	108,087
Manila Electric Co.	20,280	100,415
Megaworld Corp.	984,000	77,876
Metropolitan Bank & Trust Co.	124,334	139,484
Philippine Long Distance Telephone Co.	5,505	106,677
San Miguel Corp.	15,310	41,819
SM Investments Corp.	30,745	582,449
SM Prime Holdings, Inc.	736,500	559,329
Universal Robina Corp.	55,790	158,348

TOTAL PHILIPPINES		3,451,366

Poland - 0.2%
Alior Bank SA (a)	3,782	25,945
Bank Millennium SA (a)	26,876	41,203
Bank Polska Kasa Opieki SA	10,273	262,436
Bank Zachodni WBK SA	2,269	167,721
BRE Bank SA (a)	1,020	97,721
CD Projekt RED SA	3,835	278,726
Cyfrowy Polsat SA	17,210	120,817
Dino Polska SA (a)(b)	3,006	126,073
Grupa Lotos SA	4,772	94,761
Jastrzebska Spolka Weglowa SA	1,305	6,332
KGHM Polska Miedz SA (Bearer) (a)	8,932	210,243
LPP SA	102	222,847
NG2 SA	1,305	32,654
Orange Polska SA (a)	29,323	53,015
Polish Oil & Gas Co. SA	110,255	102,385
Polska Grupa Energetyczna SA (a)	38,002	67,284
Polski Koncern Naftowy Orlen SA	18,958	370,201
Powszechna Kasa Oszczednosci Bank SA	57,538	508,027
Powszechny Zaklad Ubezpieczen SA	34,676	359,956

TOTAL POLAND		3,148,347

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	472,125	100,376
Energias de Portugal SA	150,591	755,567
Galp Energia SGPS SA Class B	27,094	409,405
Jeronimo Martins SGPS SA	15,952	275,015
NOS SGPS	11,053	57,394
Portucel Industrial Empresa Produtora de Celulosa SA	9,818	35,279
REN - Redes Energeticas Nacionais SGPS SA	16,608	50,284

TOTAL PORTUGAL		1,683,320

Qatar - 0.2%
Barwa Real Estate Co. (a)	154,186	149,909
Industries Qatar QSC (a)	122,214	334,318
Masraf al Rayan (a)	246,698	279,153
Ooredoo Qsc (a)	58,500	111,344
Qatar Electricity & Water Co.	33,699	148,550
Qatar Islamic Bank (a)	67,210	308,269
Qatar National Bank SAQ	279,892	1,571,270
The Commercial Bank of Qatar	101,432	133,720

TOTAL QATAR		3,036,533

Russia - 0.8%
Alrosa Co. Ltd.	163,400	204,961
Gazprom OAO	754,750	2,667,386
Lukoil PJSC	22,392	2,294,097
Magnit OJSC	4,641	270,530
MMC Norilsk Nickel PJSC	3,759	1,222,869
Mobile TeleSystems OJSC sponsored ADR	30,560	311,406
NOVATEK OAO	53,498	966,918
Novolipetsk Steel OJSC	38,640	83,399
Novolipetsk Steel OJSC GDR (Reg. S)	2,679	57,974
Sberbank of Russia	652,760	2,572,175
Severstal PAO	12,832	182,914
Surgutneftegas OJSC	440,200	317,013
Tatneft PAO	99,291	1,181,786
VTB Bank OJSC	338,970,000	245,993

TOTAL RUSSIA		12,579,421

Singapore - 0.9%
Ascendas Real Estate Investment Trust	177,828	409,454
CapitaCommercial Trust (REIT)	184,700	277,972
CapitaLand Ltd.	150,900	397,648
CapitaMall Trust	167,100	307,220
City Developments Ltd.	39,900	307,523
ComfortDelgro Corp. Ltd.	137,800	217,977
DBS Group Holdings Ltd.	114,100	2,101,843
Flextronics International Ltd. (a)	33,222	436,869
Genting Singapore Ltd.	362,700	226,992
Jardine Cycle & Carriage Ltd.	5,200	110,564
Keppel Corp. Ltd.	86,600	420,904
Mapletree Commercial Trust	129,818	222,942
Mapletree Greater China Commercial Trust	151,900	132,011
Mapletree Industrial (REIT)	71,517	145,362
Mapletree Logistics Trust (REIT)	169,449	228,040
Oversea-Chinese Banking Corp. Ltd.	259,438	2,041,546
Singapore Airlines Ltd.	40,600	253,102
Singapore Airport Terminal Service Ltd.	39,100	130,145
Singapore Exchange Ltd.	50,700	321,660
Singapore Press Holdings Ltd.	113,900	167,362
Singapore Technologies Engineering Ltd.	97,600	292,331
Singapore Telecommunications Ltd.	493,400	1,187,249
Suntec (REIT)	117,000	157,176
United Overseas Bank Ltd.	89,800	1,674,961
UOL Group Ltd.	36,500	212,031
Venture Corp. Ltd.	18,300	216,095
Wilmar International Ltd.	229,200	652,669
Yangzijiang Shipbuilding Holdings Ltd.	149,500	102,621

TOTAL SINGAPORE		13,352,269

South Africa - 1.1%
Absa Group Ltd.	43,216	395,750
Anglo American Platinum Ltd.	3,469	277,247
AngloGold Ashanti Ltd.	26,036	531,164
Aspen Pharmacare Holdings Ltd. (a)	25,181	194,690
AVI Ltd.	15,474	79,801
Barloworld Ltd.	10,078	62,717
Bidcorp Ltd.	19,750	437,215
Bidvest Group Ltd.	24,268	334,709
Capitec Bank Holdings Ltd.	4,416	396,082
Clicks Group Ltd.	15,092	245,639
Discovery Ltd.	29,429	229,377
Exxaro Resources Ltd.	15,920	129,165
FirstRand Ltd.	223,453	860,551
Foschini Ltd.	17,631	161,878
Gold Fields Ltd.	49,850	322,713
Growthpoint Properties Ltd.	226,254	317,933
Impala Platinum Holdings Ltd. (a)	46,157	435,168
Investec Ltd.	13,602	76,173
Life Healthcare Group Holdings Ltd.	85,589	142,796
Mr Price Group Ltd.	15,804	179,137
MTN Group Ltd.	100,644	541,762
MultiChoice Group Ltd. (a)	25,613	182,210
Naspers Ltd. Class N	27,561	4,470,298
Nedbank Group Ltd.	25,016	326,207
Netcare Ltd.	76,603	102,335
Oceana Group Ltd.	1,996	8,398
Old Mutual Ltd.	282,992	332,959
PSG Group Ltd.	9,877	140,997
Rand Merchant Insurance Holdings Ltd.	41,470	74,935
Redefine Properties Ltd.	392,243	187,909
Remgro Ltd.	32,261	392,287
RMB Holdings Ltd.	48,225	236,908
Sanlam Ltd.	118,348	582,889
Sappi Ltd.	29,999	76,214
Sasol Ltd.	35,916	570,564
Shoprite Holdings Ltd.	30,151	235,165
Spar Group Ltd.	13,182	168,388
Standard Bank Group Ltd.	81,032	850,246
Tiger Brands Ltd.	12,372	162,394
Truworths International Ltd.	19,914	58,514
Vodacom Group Ltd.	45,113	352,434
Woolworths Holdings Ltd.	57,067	168,747

TOTAL SOUTH AFRICA		16,032,665

Spain - 1.7%
ACS Actividades de Construccion y Servicios SA	16,519	549,208
Aena Sme SA (b)	4,610	854,591
Amadeus IT Holding SA Class A	27,474	2,157,888
Banco Bilbao Vizcaya Argentaria SA	422,903	2,189,200
Banco de Sabadell SA	366,365	330,742
Banco Santander SA (Spain)	1,023,108	4,031,962
Bankia SA	79,305	144,375
Bankinter SA	41,387	268,700
CaixaBank SA	218,050	637,311
Cellnex Telecom SA (b)	11,600	577,895
Enagas SA	14,859	400,778
Endesa SA	19,119	525,221
Ferrovial SA	29,646	942,309
Gas Natural SDG SA	21,927	578,772
Grifols SA	12,019	403,889
Grifols SA ADR	25,564	581,070
Iberdrola SA	382,346	4,185,283
Inditex SA	66,129	2,223,726
International Consolidated Airlines Group SA	7,669	57,462
International Consolidated Airlines Group SA CDI	18,414	138,405
Merlin Properties Socimi SA	23,306	330,848
Red Electrica Corporacion SA	27,254	545,251
Repsol SA	85,050	1,170,525
Siemens Gamesa Renewable Energy SA	14,530	232,129
Telefonica SA	292,664	1,979,495

TOTAL SPAIN		26,037,035

Sweden - 1.8%
AarhusKarlshamn AB	10,405	195,683
Alfa Laval AB	18,712	468,437
ASSA ABLOY AB (B Shares)	62,311	1,479,032
Atlas Copco AB:
(A Shares)	42,545	1,511,430
(B Shares)	22,012	685,953
Axfood AB	6,080	126,186
Billerud AB	13,181	169,642
Boliden AB	16,154	384,767
Castellum AB	17,163	421,814
Dometic Group AB (b)	16,963	154,883
Electrolux AB (B Shares)	16,841	400,081
Elekta AB (B Shares)	23,923	274,346
Epiroc AB:
Class A	37,538	435,550
Class B	24,200	274,254
Ericsson (B Shares)	176,978	1,391,477
Essity AB Class B	37,916	1,205,195
Fabege AB	17,471	300,079
Fastighets AB Balder (a)	6,109	290,255
Getinge AB (B Shares)	13,210	225,795
H&M Hennes & Mauritz AB (B Shares)	51,328	1,128,460
Hexagon AB (B Shares)	17,313	944,519
HEXPOL AB (B Shares)	17,536	158,385
Holmen AB (B Shares)	7,034	208,531
Hufvudstaden AB (A Shares)	7,440	147,457
Husqvarna AB (B Shares)	26,030	196,626
ICA Gruppen AB	4,481	197,265
Industrivarden AB:
(A Shares)	1,704	41,277
(C Shares)	19,312	455,974
Indutrade AB	5,454	196,928
Intrum Justitia AB	4,659	129,265
Investor AB (B Shares)	28,301	1,552,794
Kinnevik AB (B Shares)	14,373	347,571
Latour Investment AB Class B	8,593	143,620
Lifco AB	2,377	140,370
Loomis AB (B Shares)	4,539	164,739
Lundin Petroleum AB	11,312	344,992
Modern Times Group MTG AB (B Shares) (a)	2,946	29,384
Nibe Industrier AB (B Shares)	24,816	430,747
Nordic Entertainment Group AB Class B	4,094	124,433
Saab AB (B Shares)	5,663	184,239
Sandvik AB	69,811	1,277,380
Securitas AB (B Shares)	20,995	330,947
Skandinaviska Enskilda Banken AB (A Shares)	101,706	1,006,189
Skanska AB (B Shares)	22,485	520,848
SKF AB (B Shares)	22,333	409,918
SSAB Svenskt Stal AB (B Shares)	31,468	90,839
Svenska Cellulosa AB (SCA) (B Shares)	38,075	381,743
Svenska Handelsbanken AB (A Shares)	97,101	951,319
Swedbank AB (A Shares)	60,007	924,081
Swedish Match Co. AB	10,776	610,501
Swedish Orphan Biovitrum AB (a)	9,920	177,391
Tele2 AB (B Shares)	31,961	482,723
Telia Co. AB	174,976	749,749
Thule Group AB (b)	6,027	142,616
Trelleborg AB (B Shares)	15,555	255,779
Volvo AB (B Shares)	103,089	1,770,104
Wallenstam AB (B Shares)	10,011	131,131
Wihlborgs Fastigheter AB	10,121	194,075

TOTAL SWEDEN		28,069,768

Switzerland - 5.9%
ABB Ltd. (Reg.)	121,648	2,832,201
Adecco SA (Reg.)	10,895	641,348
Alcon, Inc. (Switzerland) (a)	32,156	1,900,916
Baloise Holdings AG	3,139	568,031
Coca-Cola HBC AG	12,309	452,837
Compagnie Financiere Richemont SA Series A	32,880	2,387,837
Credit Suisse Group AG	153,861	1,945,566
Geberit AG (Reg.)	2,334	1,233,880
Givaudan SA	495	1,634,240
Julius Baer Group Ltd.	14,295	714,288
Kuehne & Nagel International AG	3,024	489,767
LafargeHolcim Ltd. (Reg.)	30,100	1,534,375
Lindt & Spruengli AG	7	653,343
Lindt & Spruengli AG (participation certificate)	66	553,997
Lonza Group AG	4,751	1,954,263
Nestle SA (Reg. S)	191,743	21,147,849
Novartis AG	159,965	15,111,600
Partners Group Holding AG	1,177	1,081,198
Roche Holding AG:
(Bearer)	1,786	593,355
(participation certificate)	43,981	14,754,245
Schindler Holding AG (participation certificate)	2,568	664,929
SGS SA (Reg.)	328	950,424
Sika AG	7,993	1,439,769
Sonova Holding AG Class B	3,351	841,229
Straumann Holding AG	694	662,874
Swatch Group AG (Bearer)	1,884	474,716
Swiss Life Holding AG	2,173	1,095,073
Swiss Prime Site AG	4,804	587,532
Swiss Re Ltd.	19,108	2,162,346
Swisscom AG	1,594	876,435
Temenos Group AG	3,903	631,725
UBS Group AG	242,119	3,016,433
Zurich Insurance Group Ltd.	9,351	3,890,101

TOTAL SWITZERLAND		89,478,722

Taiwan - 2.7%
Accton Technology Corp.	34,000	179,723
Acer, Inc.	144,000	79,199
Advantech Co. Ltd.	27,000	256,115
ASE Technology Holding Co. Ltd.	186,000	446,353
Asia Cement Corp.	150,000	221,888
ASUSTeK Computer, Inc.	41,000	300,298
AU Optronics Corp.	586,000	193,330
Catcher Technology Co. Ltd.	47,000	370,151
Cathay Financial Holding Co. Ltd.	543,716	723,746
Chang Hwa Commercial Bank	497,514	350,463
Cheng Shin Rubber Industry Co. Ltd.	151,000	194,459
Chicony Electronics Co. Ltd.	44,000	123,210
China Airlines Ltd.	94,000	24,718
China Development Finance Holding Corp.	1,089,000	331,334
China Life Insurance Co. Ltd. (a)	238,342	192,467
China Petrochemical Development Corp.	132,300	35,072
China Steel Corp.	807,000	611,537
China Synthetic Rubber Corp.	34,643	34,609
Chinatrust Financial Holding Co. Ltd.	1,227,000	885,035
Chipbond Technology Corp.	32,000	62,744
Chroma ATE, Inc.	27,000	130,952
Chunghwa Telecom Co. Ltd.	241,000	856,269
Compal Electronics, Inc.	281,000	168,277
CTCI Corp.	18,000	22,312
Delta Electronics, Inc.	123,000	571,532
E Ink Holdings, Inc.	28,000	27,093
E.SUN Financial Holdings Co. Ltd.	716,337	658,123
ECLAT Textile Co. Ltd.	15,000	190,258
Elan Microelectronics Corp.	13,000	36,319
Elite Material Co. Ltd.	15,000	55,759
EPISTAR Corp.	57,000	63,276
EVA Airways Corp.	113,619	45,431
Evergreen Marine Corp. (Taiwan) (a)	77,643	29,697
Far Eastern Textile Ltd.	210,000	193,610
Far EasTone Telecommunications Co. Ltd.	130,000	292,845
Feng Tay Enterprise Co. Ltd.	27,900	166,074
First Financial Holding Co. Ltd.	653,864	506,060
Formosa Chemicals & Fibre Corp.	257,000	713,431
Formosa Petrochemical Corp.	112,000	329,371
Formosa Plastics Corp.	272,000	830,641
Formosa Taffeta Co. Ltd.	43,000	47,576
Foxconn Technology Co. Ltd.	80,000	157,902
Fubon Financial Holding Co. Ltd.	457,000	673,991
Giant Manufacturing Co. Ltd.	21,000	122,980
GlobalWafers Co. Ltd.	15,000	192,423
Great Wall Enterprise Co. Ltd.	36,214	49,064
Highwealth Construction Corp.	42,000	62,385
HIWIN Technologies Corp.	18,330	181,386
Hon Hai Precision Industry Co. Ltd. (Foxconn)	787,800	2,130,257
Hota Industrial Manufacturing Co. Ltd.	11,000	42,902
Hotai Motor Co. Ltd.	22,000	446,277
HTC Corp.	36,000	40,108
Hua Nan Financial Holdings Co. Ltd.	523,757	371,223
Innolux Corp.	691,000	197,562
Inventec Corp.	223,000	166,957
King Yuan Electronics Co. Ltd.	76,000	80,341
Largan Precision Co. Ltd.	6,000	926,842
Lien Hwa Industrial Corp.	60,795	75,345
Lite-On Technology Corp.	121,000	186,423
Macronix International Co. Ltd.	122,340	149,535
Makalot Industrial Co. Ltd.	9,450	46,874
MediaTek, Inc.	100,000	1,258,282
Mega Financial Holding Co. Ltd.	666,000	688,168
Merida Industry Co. Ltd.	10,000	54,142
Merry Electronics Co. Ltd.	10,064	48,333
Micro-Star International Co. Ltd.	63,000	190,347
Nan Ya Plastics Corp.	351,000	800,052
Nanya Technology Corp.	65,000	163,144
Nien Made Enterprise Co. Ltd.	12,000	96,654
Novatek Microelectronics Corp.	35,000	245,434
OBI Pharma, Inc. (a)	7,454	30,056
Pegatron Corp.	141,000	290,736
PharmaEssentia Corp. (a)	10,000	34,115
Phison Electronics Corp.	7,000	72,596
Pou Chen Corp.	144,000	165,405
Powertech Technology, Inc.	53,000	186,746
President Chain Store Corp.	33,000	322,876
Qisda Corp.	52,000	34,306
Quanta Computer, Inc.	159,000	321,050
Radiant Opto-Electronics Corp.	33,000	112,614
Realtek Semiconductor Corp.	31,000	247,701
Ruentex Development Co. Ltd.	34,800	48,346
Ruentex Industries Ltd.	17,600	39,130
Shin Kong Financial Holding Co. Ltd.	742,002	238,658
Simplo Technology Co. Ltd.	12,000	125,185
Sino-American Silicon Products, Inc.	25,000	79,430
Sinopac Holdings Co.	680,180	286,891
St.Shine Optical Co. Ltd.	1,000	13,476
Synnex Technology International Corp.	64,000	78,547
Ta Chen Stainless Pipe Co. Ltd.	36,000	35,617
TaiMed Biologics, Inc. (a)	8,000	24,199
Taishin Financial Holdings Co. Ltd.	651,045	301,759
Taiwan Business Bank	209,832	84,756
Taiwan Cement Corp.	279,671	384,872
Taiwan Cooperative Financial Holding Co. Ltd.	527,766	359,806
Taiwan Fertilizer Co. Ltd.	37,000	57,988
Taiwan High Speed Rail Corp.	112,000	132,395
Taiwan Mobile Co. Ltd.	106,000	372,998
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	12,001,283
Tatung Co. Ltd. (a)	141,000	90,152
TCI Co. Ltd.	3,446	25,228
TECO Electric & Machinery Co. Ltd.	90,000	79,552
Tripod Technology Corp.	23,000	83,930
Unified-President Enterprises Corp.	308,000	729,766
Unimicron Technology Corp.	61,000	75,465
United Microelectronics Corp.	767,000	372,356
Vanguard International Semiconductor Corp.	52,000	127,409
Walsin Lihwa Corp.	119,000	57,564
Walsin Technology Corp.	18,000	122,212
Win Semiconductors Corp.	23,000	207,356
Winbond Electronics Corp.	211,000	115,650
Wistron Corp.	190,000	168,398
WPG Holding Co. Ltd.	60,040	74,856
Yageo Corp.	18,000	224,545
Yuanta Financial Holding Co. Ltd.	757,000	487,523

TOTAL TAIWAN		40,922,189

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	57,900	376,550
Advanced Information Service PCL NVDR	7,400	48,126
Airports of Thailand PCL (For. Reg.)	263,500	593,079
B. Grimm Power PCL	75,900	150,311
Bangkok Bank PCL	30,600	140,435
Bangkok Chain Hospital PCL	26,200	12,962
Bangkok Dusit Medical Services PCL (For. Reg.)	196,900	156,624
Bangkok Expressway and Metro PCL	413,900	145,138
Banpu PCL (For. Reg.)	90,200	29,097
Berli Jucker PCL (For. Reg)	65,200	85,205
BTS Group Holdings PCL:
(For. Reg.)	275,100	108,923
warrants (a)	27,510	462
Bumrungrad Hospital PCL (For. Reg.)	27,200	116,336
C.P. ALL PCL (For. Reg.)	265,900	601,348
Central Pattana PCL (For. Reg.)	70,600	136,827
Central Plaza Hotel PCL	15,900	11,027
Charoen Pokphand Foods PCL (For. Reg.)	238,000	227,761
Delta Electronics PCL (For. Reg.)	22,100	39,126
Electricity Generating PCL (For. Reg.)	15,500	150,891
Energy Absolute PCL	117,800	162,387
Global Power Synergy Public Co. Ltd.	59,694	160,048
Gulf Energy Development PCL	67,600	415,407
Hana Microelectronics PCL (For. Reg.)	36,500	40,970
Home Product Center PCL (For. Reg.)	277,100	129,281
Indorama Ventures PCL (For. Reg.)	152,900	136,427
Intouch Holdings PCL (For. Reg.)	113,300	201,432
IRPC PCL (For. Reg.)	395,100	36,088
Kasikornbank PCL (For. Reg.)	69,500	312,103
Kiatnakin Bank PCL (For. Reg.)	18,800	40,987
Krung Thai Bank PCL (For. Reg.)	234,700	120,802
Krungthai Card PCL (For. Reg.)	53,500	58,374
Land & House PCL (For. Reg.)	139,900	41,487
Minor International PCL:
warrants 9/30/21 (a)	4,695	321
(For. Reg.)	132,800	130,464
Muangthai Leasing PCL	35,600	73,677
Osotspa PCL	37,600	53,044
PTT Exploration and Production PCL (For. Reg.)	88,500	350,337
PTT Global Chemical PCL (For. Reg.)	91,400	142,086
PTT PCL:
(For. Reg.)	489,200	675,221
NVDR	54,200	74,810
Ratchaburi Electric Generating Holding PCL (For. Reg.)	24,900	54,231
Robinsons Department Store PCL (For. Reg.)	27,100	46,729
Siam Cement PCL (For. Reg.)	21,900	250,228
Siam Commercial Bank PCL (For. Reg.)	91,700	286,153
Siam Global House PCL	78,470	35,480
Srisawad Corp. PCL	51,900	123,296
Thai Beverage PCL	576,900	334,847
Thai Oil PCL (For. Reg.)	60,700	100,207
Thai Union Frozen Products PCL (For. Reg.)	90,100	44,096
Thanachart Capital PCL (For. Reg.)	29,400	48,425
TISCO Financial Group PCL	16,500	54,306
TMB Bank PCL (For. Reg.)	1,453,825	65,421
Total Access Communication PCL (For. Reg.)	49,000	69,484
True Corp. PCL (For. Reg.)	705,700	84,382
VGI Global Media PCL	159,100	44,724
WHA Corp. PCL	458,600	46,570

TOTAL THAILAND		8,174,560

Turkey - 0.2%
Akbank TAS (a)	184,820	255,084
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,285	34,304
Arcelik A/S (a)	7,498	26,185
Aselsan A/S	16,450	64,483
Bim Birlesik Magazalar A/S JSC	25,846	210,663
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	48,465
Enka Insaat ve Sanayi A/S	60,958	71,808
Eregli Demir ve Celik Fabrikalari T.A.S.	128,358	200,105
Ford Otomotiv Sanayi A/S	1,714	21,480
Haci Omer Sabanci Holding A/S	90,353	147,198
Koc Holding A/S	102,819	335,700
Petkim Petrokimya Holding A/S	33,804	22,763
Soda Sanayii AS	25,979	28,867
TAV Havalimanlari Holding A/S	11,244	51,178
Tekfen Holding A/S	6,725	21,631
Tupras Turkiye Petrol Rafinerileri A/S	9,975	187,675
Turk Hava Yollari AO (a)	29,489	67,406
Turk Sise ve Cam Fabrikalari A/S	12,756	11,851
Turkcell Iletisim Hizmet A/S	65,044	153,243
Turkiye Garanti Bankasi A/S (a)	148,615	295,504
Turkiye Halk Bankasi A/S (a)	26,013	30,078
Turkiye Is Bankasi A/S Series C (a)	93,868	113,713
Turkiye Vakiflar Bankasi TAO (a)	47,663	52,563
Ulker Biskuvi Sanayi A/S (a)	11,675	45,531
Yapi ve Kredi Bankasi A/S (a)	9,658	4,793

TOTAL TURKEY		2,502,271

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	111,582	232,396
DP World Ltd.	10,218	143,052
Dubai Islamic Bank Pakistan Ltd. (a)	98,783	153,565
Emaar Properties PJSC	203,920	224,292
Emirates Telecommunications Corp.	102,569	454,615
National Bank of Abu Dhabi PJSC	175,964	741,597

TOTAL UNITED ARAB EMIRATES		1,949,517

United Kingdom - 9.8%
3i Group PLC	61,432	895,981
Admiral Group PLC	16,717	498,670
Amarin Corp. PLC ADR (a)	19,110	354,491
Anglo American PLC (United Kingdom)	88,144	2,311,122
Antofagasta PLC	20,907	226,990
Ashtead Group PLC	28,484	923,402
Associated British Foods PLC	22,532	781,327
AstraZeneca PLC (United Kingdom)	79,378	7,765,362
Atlassian Corp. PLC (a)	7,310	1,074,570
Auto Trader Group PLC (b)	60,820	448,778
Aviva PLC	249,527	1,307,645
Babcock International Group PLC	28,593	222,314
BAE Systems PLC	199,631	1,659,525
Barclays PLC	1,004,616	2,218,509
Barratt Developments PLC	61,971	656,953
Beazley PLC	31,214	223,196
Bellway PLC	7,362	387,403
Berkeley Group Holdings PLC	9,023	624,339
BHP Billiton PLC	132,419	2,882,313
BP PLC	1,251,982	7,537,067
British American Tobacco PLC (United Kingdom)	143,446	6,325,241
British Land Co. PLC	63,197	462,182
BT Group PLC	554,598	1,178,492
Bunzl PLC	20,413	529,673
Burberry Group PLC	26,027	671,220
Carnival PLC	13,087	534,496
Centrica PLC	367,110	411,278
Coca-Cola European Partners PLC	14,473	761,425
Compass Group PLC	100,055	2,473,583
Croda International PLC	7,940	522,561
Derwent London PLC	7,288	395,538
Diageo PLC	149,742	5,921,266
Direct Line Insurance Group PLC	91,727	409,162
DS Smith PLC	87,826	395,124
easyJet PLC	15,927	292,970
Evraz PLC	23,013	107,150
G4S PLC (United Kingdom)	94,937	244,962
GlaxoSmithKline PLC	310,017	7,279,021
GW Pharmaceuticals PLC ADR (a)(d)	1,829	211,304
Halma PLC	24,032	668,641
Hammerson PLC	48,746	150,237
Hargreaves Lansdown PLC	16,285	370,950
HomeServe PLC	16,565	280,426
Howden Joinery Group PLC	39,590	359,886
HSBC Holdings PLC (United Kingdom)	1,280,955	9,312,777
IMI PLC	17,415	253,881
Imperial Brands PLC	59,910	1,543,300
Informa PLC	79,150	809,802
InterContinental Hotel Group PLC	11,955	736,381
Intermediate Capital Group PLC	18,792	432,274
International Game Technology PLC (d)	6,962	93,917
Intertek Group PLC	10,251	779,699
Investec PLC	51,167	283,237
ITV PLC	235,236	420,592
J Sainsbury PLC	99,544	266,050
John Wood Group PLC	41,189	204,670
Johnson Matthey PLC	12,783	439,723
Just Eat Holding Ltd. (a)	37,267	423,707
Kingfisher PLC	131,661	353,478
Land Securities Group PLC	48,441	600,004
Legal & General Group PLC	372,463	1,502,563
Lloyds Banking Group PLC	4,488,569	3,350,877
London Stock Exchange Group PLC	19,753	2,041,291
M&G PLC (a)	165,678	525,504
Marks & Spencer Group PLC	106,393	246,718
Meggitt PLC	49,231	439,204
Melrose Industries PLC	308,971	951,447
Micro Focus International PLC	21,473	288,372
Mondi PLC	23,571	481,200
National Grid PLC	231,912	3,080,160
Network International Holdings PLC (b)	13,237	106,275
Next PLC	8,842	804,700
Ocado Group PLC (a)	36,781	594,246
Pearson PLC	50,322	375,600
Pennon Group PLC	25,983	380,332
Persimmon PLC	19,261	776,505
Phoenix Group Holdings PLC	34,756	347,886
Prudential PLC	162,452	2,888,460
Reckitt Benckiser Group PLC	46,193	3,823,551
RELX PLC (London Stock Exchange)	128,971	3,428,264
Rentokil Initial PLC	113,170	697,889
Rightmove PLC	55,107	478,673
Rio Tinto PLC	70,423	3,765,818
Rolls-Royce Holdings PLC	121,205	1,067,614
Royal Bank of Scotland Group PLC	287,949	824,745
Royal Dutch Shell PLC:
Class A (United Kingdom)	285,721	7,503,143
Class B (United Kingdom)	224,344	5,895,003
RSA Insurance Group PLC	67,317	489,262
Sage Group PLC	71,168	693,929
Schroders PLC	7,283	309,001
Scottish & Southern Energy PLC	65,215	1,299,066
Segro PLC	64,465	775,158
Severn Trent PLC	15,469	526,808
Smith & Nephew PLC	56,260	1,353,667
Smiths Group PLC	24,059	536,753
Spectris PLC	7,727	269,985
Spirax-Sarco Engineering PLC	4,546	535,467
SSP Group PLC	27,234	231,598
St. James's Place Capital PLC	34,274	517,761
Standard Chartered PLC (United Kingdom)	174,400	1,453,163
Standard Life PLC	150,492	599,155
Tate & Lyle PLC	28,463	297,977
Taylor Wimpey PLC	210,047	596,617
Tesco PLC	611,208	1,987,966
The Weir Group PLC	15,842	281,993
Travis Perkins PLC	15,023	307,785
Tullow Oil PLC	80,785	54,234
Unilever PLC	74,468	4,442,119
United Utilities Group PLC	44,084	589,988
Vodafone Group PLC	1,681,405	3,303,491
Whitbread PLC	11,155	658,439
WM Morrison Supermarkets PLC	149,229	358,545

TOTAL UNITED KINGDOM		150,046,204

United States of America - 0.1%
KLA-Tencor Corp.	428	70,937
Kolon TissueGene, Inc. unit (a)(c)	911	6,101
Ovintiv, Inc.	12,632	196,820
Stratasys Ltd. (a)(d)	2,259	40,617
Yum China Holdings, Inc.	23,912	1,029,890

TOTAL UNITED STATES OF AMERICA		1,344,365

TOTAL COMMON STOCKS
(Cost $1,334,048,482)		1,396,314,687

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Azul SA (a)	17,000	235,236
Banco Bradesco SA (PN)	243,460	1,869,752
Bradespar SA (PN)	11,400	98,518
Braskem SA (PN-A)	9,100	67,040
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	17,300	165,099
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	8,600	170,851
Companhia Energetica de Minas Gerais (CEMIG) (PN)	69,100	241,219
Gerdau SA	69,900	327,253
Itau Unibanco Holding SA	305,950	2,344,669
Itausa-Investimentos Itau SA (PN)	292,300	877,733
Lojas Americanas SA (PN)	48,400	311,358
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	312,000	2,072,666
Telefonica Brasil SA	25,200	349,467

TOTAL BRAZIL		9,130,861

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	7,590	211,492
Colombia - 0.0%
Bancolombia SA (PN)	32,459	424,245
Grupo Aval Acciones y Valores SA	174,545	74,003

TOTAL COLOMBIA		498,248

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	3,598	201,114
Henkel AG & Co. KGaA	11,601	1,182,908
Porsche Automobil Holding SE (Germany)	9,655	651,046
Sartorius AG (non-vtg.)	2,123	495,860
Volkswagen AG	11,550	2,080,011

TOTAL GERMANY		4,610,939

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	505,368	266,227
Korea (South) - 0.2%
Hyundai Motor Co.	207	12,577
Hyundai Motor Co. Series 2	3,596	240,465
LG Chemical Ltd.	307	45,637
Samsung Electronics Co. Ltd.	50,866	1,981,484

TOTAL KOREA (SOUTH)		2,280,163

Russia - 0.1%
AK Transneft OAO	94	242,507
Sberbank of Russia	87,100	309,371
Surgutneftegas OJSC	689,800	389,244

TOTAL RUSSIA		941,122

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,672,589)		17,939,052
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(e)
(Cost $997,643)	1,000,000	998,100
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund 1.58% (f)	102,263,802	102,284,255
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	2,201,833	2,202,053
TOTAL MONEY MARKET FUNDS
(Cost $104,486,118)		104,486,308
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,457,204,832)		1,519,738,147
NET OTHER ASSETS (LIABILITIES) - 0.6%(h)		8,503,197
NET ASSETS - 100%		$1,528,241,344

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	753	March 2020	$74,415,225	$(2,055,268)	$(2,055,268)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	585	March 2020	30,715,425	(1,948,980)	(1,948,980)
TME S&P/TSX 60 Index Contracts (Canada)	49	March 2020	7,638,431	(5,825)	(5,825)
TOTAL FUTURES CONTRACTS					$(4,010,073)

The notional amount of futures purchased as a percentage of Net Assets is 7.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,773,927 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $998,100.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $4,008,798 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177,283
Fidelity Securities Lending Cash Central Fund	30,146
Total	$207,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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